UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
February 28, 2023
MFS®  Blended Research®  Emerging Markets
Equity Fund
BRK-SEM

MFS® Blended Research® Emerging Markets
Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Markets — which rallied in late 2022 and early 2023 on signs of peaking inflation, hopes that monetary policy tightening cycles may be nearing an end and a rapid reopening of China’s economy — have hit turbulence after the sudden collapse of two US regional banks and the government-led merger of Switzerland’s two largest lenders. At the same time, US inflation data suggest that price pressures will prove more persistent than expected, making the US Federal Reserve’s job of trying to corral four-decade-high inflation without tipping the economy into recession that much more difficult. On a positive note, markets have largely adjusted to the challenges posed by Russia’s invasion of Ukraine, thanks in part to mild European winter weather that has alleviated concerns over potential near-term shortages of natural gas. Resilient labor markets in much of the developed world have further contributed to a brighter-than-expected economic backdrop. However, after the recent banking turmoil, investors are increasingly mindful that the lagged effects of ongoing monetary policy tightening have yet to fully work their way through the global economy.
One result of the banking crisis has been a rally in global government bond markets as investors sense that the global monetary tightening campaign is nearing its end, and the resulting lower yields have eased some of the pressure on interest rate–sensitive parts of the economy. Over the near term, amid tighter financial conditions, we feel companies will face a challenging earnings backdrop as they are forced to absorb higher input and labor costs while pricing power dwindles. As for fixed income, the rise in interest rates in recent months has made bonds more attractive than they have been in years, which may provide balance for investors’ portfolios.
During times of market transition, it is important to have a deep understanding of company fundamentals, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	3.9%
Ping An Insurance Co. of China Ltd., “H”	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
KB Financial Group, Inc.	1.6%
Tata Consultancy Services Ltd.	1.5%
China Petroleum & Chemical Corp.	1.4%
Alibaba Group Holding Ltd., ADR	1.3%
Meituan, “B”	1.3%
GICS equity sectors (g)
Information Technology	21.0%
Financials	20.5%
Consumer Discretionary	14.2%
Communication Services	10.3%
Materials	7.9%
Consumer Staples	7.2%
Industrials	5.9%
Energy	4.4%
Health Care	4.0%
Utilities	2.1%
Real Estate	1.7%
Issuer country weightings (x)
China	31.9%
Taiwan	15.3%
South Korea	12.7%
India	11.7%
Brazil	5.7%
South Africa	3.7%
Indonesia	3.1%
Mexico	2.4%
Saudi Arabia	2.0%
Other Countries	11.5%
Currency exposure weightings (y)
Hong Kong Dollar	26.1%
Taiwan Dollar	15.3%
South Korean Won	12.7%
Indian Rupee	11.7%
Brazilian Real	5.6%
Chinese Renminbi	4.9%
South African Rand	3.7%
United States Dollar	3.3%
Indonesian Rupiah	3.1%
Other Currencies	13.6%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States (included in Other Countries) includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2023.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2022 through February 28, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/22	Ending Account Value 2/28/23	Expenses Paid During Period (p) 9/01/22-2/28/23
A	Actual	1.25%	$1,000.00	$1,007.35	$6.22
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
B	Actual	2.00%	$1,000.00	$1,003.44	$9.93
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99
C	Actual	2.00%	$1,000.00	$1,003.58	$9.94
	Hypothetical (h)	2.00%	$1,000.00	$1,014.88	$9.99
I	Actual	1.00%	$1,000.00	$1,008.35	$4.98
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R1	Actual	1.25%	$1,000.00	$1,007.42	$6.22
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R2	Actual	1.50%	$1,000.00	$1,006.35	$7.46
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
R3	Actual	1.25%	$1,000.00	$1,007.78	$6.22
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R4	Actual	1.00%	$1,000.00	$1,009.17	$4.98
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R6	Actual	0.88%	$1,000.00	$1,009.39	$4.38
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include approximately 0.01% of interest expenses that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).
For the period from September 1, 2022 through February 28, 2023, the distribution fee for Class R1 was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 2.00%, $9.95, and $9.99 for Class R1. See Note 3 in the Notes to Financial Statements for additional information.
5

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Aerospace & Defense – 0.6%
Bharat Electronics Ltd.	228,479	$261,458
Airlines – 1.3%
Copa Holdings S.A., “A” (a)	2,670	$246,575
Saudi Airlines Catering Co. (a)	10,892	229,586
Turkish Airlines (a)	10,491	79,773
		$555,934
Alcoholic Beverages – 1.7%
Ambev S.A.	63,200	$161,638
China Resources Beer Holdings Co. Ltd.	20,000	147,654
Jiangsu Yanghe Brewery JSC Ltd., “A”	10,600	259,692
Kweichow Moutai Co. Ltd., “A”	800	209,095
		$778,079
Automotive – 3.9%
BYD Co. Ltd.	14,000	$376,691
Dongfeng Motor Group Co., Ltd.	156,000	79,696
Kia Corp.	5,114	291,014
Mahindra & Mahindra Ltd.	36,873	566,292
Maruti Suzuki India Ltd.	4,163	434,308
		$1,748,001
Biotechnology – 0.7%
3SBio, Inc.	64,500	$63,930
Hugel, Inc. (a)	2,482	242,151
		$306,081
Broadcasting – 0.2%
Saudi Research and Media Group (a)	1,577	$78,248
Brokerage & Asset Managers – 0.3%
B3 Brasil Bolsa Balcao S.A.	64,900	$130,781
Moscow Exchange MICEX-RTS PJSC (a)(u)	57,902	0
		$130,781
Business Services – 3.3%
HCL Technologies Ltd.	24,470	$318,975
Multiply Group (a)	82,376	89,707
Tata Consultancy Services Ltd.	16,777	672,328
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
WNS (Holdings) Ltd., ADR (a)	4,268	$370,975
		$1,451,985
Chemicals – 0.5%
SABIC Agri-Nutrients Co.	6,196	$220,587
Computer Software – 1.8%
Kingsoft Corp.	59,400	$195,619
NetEase, Inc.	10,100	155,822
NetEase, Inc., ADR	5,554	431,212
		$782,653
Computer Software - Systems – 5.7%
Hon Hai Precision Industry Co. Ltd.	214,000	$709,365
Samsung Electronics Co. Ltd.	38,313	1,754,595
Tata Elxsi Ltd.	812	60,205
		$2,524,165
Conglomerates – 0.7%
CITIC Pacific Ltd.	273,000	$301,192
Construction – 3.0%
Anhui Conch Cement Co. Ltd.	92,000	$337,554
Midea Group Co. Ltd., “A”	32,100	242,667
Techtronic Industries Co. Ltd.	8,000	79,548
Ultratech Cement Ltd.	4,264	374,539
Zhejiang Supor Co. Ltd., “A”	36,000	295,340
		$1,329,648
Consumer Products – 0.8%
AmorePacific Corp.	3,586	$375,063
Consumer Services – 0.6%
Afya Ltd. (a)	3,300	$38,214
HeadHunter Group PLC, ADR (a)(u)	3,158	0
TravelSky Technology Ltd.	116,000	228,767
		$266,981
Electrical Equipment – 2.1%
Advantech Co. Ltd.	30,000	$349,036
Contemporary Amperex Technology Co. Ltd., “A”	1,200	69,845
Voltronic Power Technology Corp.	10,000	526,756
		$945,637
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 10.4%
Catcher Technology Co., Ltd.	42,000	$254,320
eMemory Technology, Inc.	2,000	121,150
MediaTek, Inc.	11,000	258,901
Novatek Microelectronics Corp.	31,000	411,558
Realtek Semiconductor Corp.	18,000	222,717
Taiwan Semiconductor Manufacturing Co. Ltd.	196,000	3,249,299
Unimicron Technology Corp.	29,000	120,288
		$4,638,233
Energy - Independent – 0.6%
Reliance Industries Ltd.	9,844	$276,568
Energy - Integrated – 3.3%
China Petroleum & Chemical Corp.	1,254,000	$640,627
LUKOIL PJSC (a)(u)	9,157	0
Oil & Natural Gas Corp. Ltd.	91,763	168,779
Petrobras	95,700	525,528
Sasol Ltd.	9,231	135,884
		$1,470,818
Energy - Renewables – 0.3%
Daqo New Energy Corp., ADR (a)	1,852	$81,822
LONGi Green Energy Technology Co., Ltd., “A”	11,400	72,677
		$154,499
Engineering - Construction – 0.6%
Doosan Bobcat, Inc.	8,771	$251,215
Food & Beverages – 2.3%
AVI Ltd.	57,089	$236,625
Gruma S.A.B. de C.V.	13,159	192,899
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	57,464	252,234
Orion Corp.	3,408	321,935
		$1,003,693
Food & Drug Stores – 0.9%
BIM Birlesik Magazalar A.S.	56,570	$408,287
Gaming & Lodging – 0.7%
Genting Berhad	188,800	$196,057
OPAP S.A.	6,574	102,075
		$298,132
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.9%
China Pacific Insurance Co. Ltd.	168,800	$447,301
Meritz Financial Group Inc.	2,450	83,318
Ping An Insurance Co. of China Ltd., “H”	107,500	729,960
Samsung Fire & Marine Insurance Co. Ltd.	2,937	476,090
		$1,736,669
Internet – 4.5%
Baidu, Inc., “A” (a)	7,097	$121,879
Tencent Holdings Ltd.	43,100	1,886,661
		$2,008,540
Leisure & Toys – 1.2%
Naspers Ltd.	800	$141,881
NCsoft Corp.	1,127	370,059
		$511,940
Machinery & Tools – 0.2%
Globalwafers Co., Ltd.	6,000	$99,842
Major Banks – 3.3%
ABSA Group Ltd.	10,189	$110,101
Bandhan Bank Ltd. (a)	43,055	120,258
Bank of China Ltd.	1,292,000	474,044
Industrial & Commercial Bank of China, “H”	355,000	177,287
Nedbank Group Ltd.	39,774	499,378
Woori Financial Group, Inc.	10,498	96,789
		$1,477,857
Medical & Health Technology & Services – 0.7%
Bumrungrad Hospital PCL	22,400	$133,102
Dr. Sulaiman Al Habib Medical Services Group	3,195	197,354
		$330,456
Medical Equipment – 0.4%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., “A”	4,000	$181,007
Metals & Mining – 4.7%
African Rainbow Minerals Ltd.	14,800	$205,008
Alrosa PJSC (a)(u)	143,843	0
China Hongqiao Group Ltd.	171,000	182,777
China Shenhua Energy Co. Ltd.	120,000	360,792
Hindalco Industries Ltd.	18,980	91,654
Industries Qatar Q.P.S.C.	52,777	201,732
Jiangxi Copper Co. Ltd., “H”	145,700	229,426
Kumba Iron Ore Ltd.	7,079	184,659
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – continued
POSCO Holdings, Inc.	675	$162,214
Tata Steel Ltd.	166,353	209,180
Vale S.A.	16,700	272,153
		$2,099,595
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	34,700	$146,326
Other Banks & Diversified Financials – 13.0%
Bank of Communications Co. Ltd.	376,000	$222,264
BNK Financial Group, Inc.	32,328	163,686
Chailease Holding Co.	41,632	305,841
China Construction Bank Corp.	826,000	505,109
China Merchants Bank Co. Ltd.	51,000	276,136
Credicorp Ltd.	3,203	408,126
Emirates NBD PJSC	99,203	367,309
Hana Financial Group, Inc.	7,428	254,851
HDFC Bank Ltd., ADR	7,510	507,976
Housing Development Finance Corp. Ltd.	11,630	367,108
KB Financial Group, Inc.	17,846	691,857
Komercní banka A.S.	12,189	411,235
Kotak Mahindra Bank Ltd.	10,423	218,030
PT Bank Central Asia Tbk	570,500	327,336
PT Bank Mandiri Tbk	476,400	312,393
Sberbank of Russia PJSC (a)(u)	177,552	0
TCS Group Holding PLC, GDR (a)(u)	3,991	0
Tisco Financial Group PCL	146,100	425,800
		$5,765,057
Pharmaceuticals – 2.1%
China Medical System Holdings Ltd.	57,000	$85,688
China Resources Pharmaceutical Group Ltd.	183,500	150,785
Gedeon Richter PLC	8,525	178,860
Genomma Lab Internacional S.A., “B”	188,629	152,272
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., “A”	24,700	112,370
Hypera S.A.	9,907	78,814
Kalbe Farma Tbk PT	1,288,600	178,292
		$937,081
Railroad & Shipping – 0.6%
China Cosco Holdings	89,750	$93,073
Evergreen Marine Corp. (Taiwan) Ltd.	34,000	174,000
		$267,073
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.2%
Central Pattana PLC, “A”	75,800	$150,672
Emaar Properties PJSC	112,036	170,810
Greentown China Holdings Ltd.	75,000	102,428
NEPI Rockcastle N.V.	18,350	110,080
		$533,990
Restaurants – 1.9%
Alsea S.A.B. de C.V. (a)	71,857	$158,823
Haidilao International Holding Ltd. (a)	39,000	107,817
Jollibee Foods Corp.	29,250	126,829
Yum China Holdings, Inc.	7,561	444,058
		$837,527
Specialty Chemicals – 0.7%
Borouge PLC	162,980	$113,146
Sahara International Petrochemical Co.	20,390	192,346
		$305,492
Specialty Stores – 8.1%
Alibaba Group Holding Ltd. (a)	51,500	$567,528
Alibaba Group Holding Ltd., ADR (a)	6,725	590,388
Cencosud S.A.	38,695	73,166
JD.com, Inc., “A”	9,428	208,633
JD.com, Inc., ADR	7,966	354,009
Meituan, “B” (a)	32,860	569,756
Multiplan Empreendimentos Imobiliarios S.A.	48,646	233,871
PDD Holdings, Inc., ADR (a)	3,378	296,352
Vipshop Holdings Ltd., ADR (a)	8,338	124,153
Walmart de Mexico S.A.B. de C.V.	144,283	567,858
		$3,585,714
Telecommunications - Wireless – 1.6%
Ooredoo Q.P.S.C.	43,450	$109,766
PT Telekom Indonesia	2,173,200	552,919
Turkcell Iletisim Hizmetleri A.S.	26,330	44,504
		$707,189
Telephone Services – 1.4%
Hellenic Telecommunications Organization S.A.	35,896	$551,284
KT Corp., ADR	7,955	92,039
		$643,323
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.6%
Adani Power Ltd. (a)	36,601	$64,774
Energisa S.A., IEU	52,000	384,280
ENGIE Energía Brasil S.A.	18,565	139,288
NTPC Ltd.	58,408	120,465
		$708,807
Total Common Stocks (Identified Cost, $40,776,190)		$43,441,423
Preferred Stocks – 1.5%
Metals & Mining – 1.0%
Gerdau S.A.	86,500	$473,024
Specialty Chemicals – 0.3%
Sociedad Química y Minera de Chile S.A.	1,374	$122,830
Utilities - Electric Power – 0.2%
Companhia Energetica de Minas Gerais	44,500	$89,077
Total Preferred Stocks (Identified Cost, $631,042)		$684,931
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.55% (v) (Identified Cost, $482,980)	482,980	$482,980

Other Assets, Less Liabilities – (0.3)%		(139,294)
Net Assets – 100.0%		$44,470,040

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $482,980 and $44,126,354, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
PCL	Public Company Limited
See Notes to Financial Statements
12

Financial Statements
Statement of Assets and Liabilities
At 2/28/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $41,407,232)	$44,126,354
Investments in affiliated issuers, at value (identified cost, $482,980)	482,980
Foreign currency, at value (identified cost, $3,607)	3,615
Receivables for
Fund shares sold	108,887
Dividends	237,536
Receivable from investment adviser	26,481
Other assets	309
Total assets	$44,986,162
Liabilities
Payables for
Investments purchased	$97,654
Fund shares reacquired	269,229
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	3,778
Distribution and service fees	89
Payable for independent Trustees' compensation	495
Deferred country tax expense payable	6,689
Accrued expenses and other liabilities	138,092
Total liabilities	$516,122
Net assets	$44,470,040
Net assets consist of
Paid-in capital	$45,025,065
Total distributable earnings (loss)	(555,025)
Net assets	$44,470,040
Shares of beneficial interest outstanding	3,738,418
13

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,390,736	369,574	$11.88
Class B	259,602	22,052	11.77
Class C	184,043	15,604	11.79
Class I	19,833,217	1,669,082	11.88
Class R1	69,722	5,914	11.79
Class R2	71,294	6,009	11.86
Class R3	110,621	9,311	11.88
Class R4	103,062	8,656	11.91
Class R6	19,447,743	1,632,216	11.91

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.60 [100 / 94.25 x $11.88]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
14

Financial Statements
Statement of Operations
Six months ended 2/28/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$680,003
Dividends from affiliated issuers	7,621
Other	4,827
Income on securities loaned	1
Foreign taxes withheld	(70,880)
Total investment income	$621,572
Expenses
Management fee	$159,005
Distribution and service fees	7,945
Shareholder servicing costs	17,882
Administrative services fee	8,679
Independent Trustees' compensation	1,490
Custodian fee	66,272
Shareholder communications	4,667
Audit and tax fees	45,538
Legal fees	120
Registration fees	60,530
Miscellaneous	17,193
Total expenses	$389,321
Reduction of expenses by investment adviser	(180,941)
Net expenses	$208,380
Net investment income (loss)	$413,192
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $734 country tax)	$(1,991,704)
Affiliated issuers	266
Foreign currency	(385)
Net realized gain (loss)	$(1,991,823)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $30,966 decrease in deferred country tax)	$2,582,090
Translation of assets and liabilities in foreign currencies	(7,871)
Net unrealized gain (loss)	$2,574,219
Net realized and unrealized gain (loss)	$582,396
Change in net assets from operations	$995,588
See Notes to Financial Statements
15

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22
Change in net assets
From operations
Net investment income (loss)	$413,192	$1,448,957
Net realized gain (loss)	(1,991,823)	344,817
Net unrealized gain (loss)	2,574,219	(13,218,517)
Change in net assets from operations	$995,588	$(11,424,743)
Total distributions to shareholders	$(1,376,015)	$(2,127,297)
Change in net assets from fund share transactions	$4,857,198	$(6,641,570)
Total change in net assets	$4,476,771	$(20,193,610)
Net assets
At beginning of period	39,993,269	60,186,879
At end of period	$44,470,040	$39,993,269
See Notes to Financial Statements
16

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$12.11	$15.96	$12.97	$12.12	$13.66	$14.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.37	$0.23	$0.24	$0.25	$0.24
Net realized and unrealized gain (loss)	(0.02)(g)	(3.70)	2.96	0.81	(1.20)	(0.32)
Total from investment operations	$0.08	$(3.33)	$3.19	$1.05	$(0.95)	$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.25)	$(0.20)	$(0.20)	$(0.22)	$(0.16)
From net realized gain	—	(0.27)	—	—	(0.37)	(0.47)
Total distributions declared to shareholders	$(0.31)	$(0.52)	$(0.20)	$(0.20)	$(0.59)	$(0.63)
Net asset value, end of period (x)	$11.88	$12.11	$15.96	$12.97	$12.12	$13.66
Total return (%) (r)(s)(t)(x)	0.73(n)	(21.42)	24.78	8.63	(6.77)	(0.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.11(a)	1.94	1.82	2.39	2.95	2.94
Expenses after expense reductions	1.25(a)	1.24	1.24	1.24	1.24	1.23
Net investment income (loss)	1.70(a)	2.62	1.50	1.98	2.01	1.65
Portfolio turnover	36(n)	58	60	63	64	58
Net assets at end of period (000 omitted)	$4,391	$4,797	$7,869	$5,702	$5,174	$7,145
See Notes to Financial Statements
17

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$11.96	$15.75	$12.81	$11.99	$13.54	$14.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.28	$0.11	$0.15	$0.21	$0.12
Net realized and unrealized gain (loss)	(0.02)(g)	(3.67)	2.93	0.80	(1.25)	(0.30)
Total from investment operations	$0.04	$(3.39)	$3.04	$0.95	$(1.04)	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.13)	$(0.10)	$(0.13)	$(0.14)	$(0.08)
From net realized gain	—	(0.27)	—	—	(0.37)	(0.47)
Total distributions declared to shareholders	$(0.23)	$(0.40)	$(0.10)	$(0.13)	$(0.51)	$(0.55)
Net asset value, end of period (x)	$11.77	$11.96	$15.75	$12.81	$11.99	$13.54
Total return (%) (r)(s)(t)(x)	0.34(n)	(21.98)	23.77	7.88	(7.51)	(1.47)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.85(a)	2.71	2.58	3.19	3.70	3.67
Expenses after expense reductions	2.00(a)	1.99	1.99	1.99	1.99	1.98
Net investment income (loss)	0.96(a)	2.02	0.72	1.22	1.63	0.79
Portfolio turnover	36(n)	58	60	63	64	58
Net assets at end of period (000 omitted)	$260	$276	$403	$312	$391	$318
See Notes to Financial Statements
18

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$11.95	$15.72	$12.78	$11.95	$13.50	$14.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.26	$0.11	$0.15	$0.16	$0.11
Net realized and unrealized gain (loss)	(0.02)(g)	(3.65)	2.93	0.78	(1.19)	(0.29)
Total from investment operations	$0.04	$(3.39)	$3.04	$0.93	$(1.03)	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.11)	$(0.10)	$(0.10)	$(0.15)	$(0.08)
From net realized gain	—	(0.27)	—	—	(0.37)	(0.47)
Total distributions declared to shareholders	$(0.20)	$(0.38)	$(0.10)	$(0.10)	$(0.52)	$(0.55)
Net asset value, end of period (x)	$11.79	$11.95	$15.72	$12.78	$11.95	$13.50
Total return (%) (r)(s)(t)(x)	0.36(n)	(22.02)	23.87	7.78	(7.51)	(1.48)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.86(a)	2.69	2.58	3.19	3.70	3.64
Expenses after expense reductions	2.00(a)	1.99	1.99	1.99	1.99	1.99
Net investment income (loss)	0.98(a)	1.85	0.72	1.22	1.31	0.75
Portfolio turnover	36(n)	58	60	63	64	58
Net assets at end of period (000 omitted)	$184	$224	$410	$344	$420	$453
See Notes to Financial Statements
19

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$12.14	$16.00	$13.00	$12.16	$13.71	$14.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.39	$0.28	$0.29	$0.29	$0.34
Net realized and unrealized gain (loss)	(0.01)(g)	(3.69)	2.96	0.80	(1.22)	(0.39)
Total from investment operations	$0.10	$(3.30)	$3.24	$1.09	$(0.93)	$(0.05)
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.29)	$(0.24)	$(0.25)	$(0.25)	$(0.18)
From net realized gain	—	(0.27)	—	—	(0.37)	(0.47)
Total distributions declared to shareholders	$(0.36)	$(0.56)	$(0.24)	$(0.25)	$(0.62)	$(0.65)
Net asset value, end of period (x)	$11.88	$12.14	$16.00	$13.00	$12.16	$13.71
Total return (%) (r)(s)(t)(x)	0.84(n)	(21.21)	25.10	8.89	(6.55)	(0.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.84(a)	1.67	1.57	1.91	2.70	2.78
Expenses after expense reductions	1.00(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	1.97(a)	2.77	1.83	2.46	2.26	2.30
Portfolio turnover	36(n)	58	60	63	64	58
Net assets at end of period (000 omitted)	$19,833	$17,811	$33,247	$21,273	$1,811	$2,343
See Notes to Financial Statements
20

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$12.03	$15.84	$12.84	$12.01	$13.57	$14.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.39	$0.17	$0.15	$0.17	$0.10
Net realized and unrealized gain (loss)	(0.02)(g)	(3.70)	2.94	0.80	(1.20)	(0.28)
Total from investment operations	$0.08	$(3.31)	$3.11	$0.95	$(1.03)	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.23)	$(0.11)	$(0.12)	$(0.16)	$(0.05)
From net realized gain	—	(0.27)	—	—	(0.37)	(0.47)
Total distributions declared to shareholders	$(0.32)	$(0.50)	$(0.11)	$(0.12)	$(0.53)	$(0.52)
Net asset value, end of period (x)	$11.79	$12.03	$15.84	$12.84	$12.01	$13.57
Total return (%) (r)(s)(t)(x)	0.74(n)	(21.43)	24.32	7.84	(7.47)	(1.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.10(a)	1.96	2.18	3.14	3.70	3.64
Expenses after expense reductions	1.25(a)	1.24	1.59	1.99	1.99	1.99
Net investment income (loss)	1.70(a)	2.82	1.11	1.25	1.32	0.70
Portfolio turnover	36(n)	58	60	63	64	58
Net assets at end of period (000 omitted)	$70	$69	$88	$71	$66	$71
See Notes to Financial Statements
21

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$12.08	$15.93	$12.95	$12.11	$13.66	$14.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.36	$0.18	$0.21	$0.23	$0.18
Net realized and unrealized gain (loss)	(0.01)(g)	(3.73)	2.97	0.81	(1.20)	(0.30)
Total from investment operations	$0.07	$(3.37)	$3.15	$1.02	$(0.97)	$(0.12)
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.21)	$(0.17)	$(0.18)	$(0.21)	$(0.11)
From net realized gain	—	(0.27)	—	—	(0.37)	(0.47)
Total distributions declared to shareholders	$(0.29)	$(0.48)	$(0.17)	$(0.18)	$(0.58)	$(0.58)
Net asset value, end of period (x)	$11.86	$12.08	$15.93	$12.95	$12.11	$13.66
Total return (%) (r)(s)(t)(x)	0.64(n)	(21.67)	24.47	8.35	(6.97)	(1.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.35(a)	2.22	2.08	2.64	3.20	3.14
Expenses after expense reductions	1.50(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	1.45(a)	2.57	1.21	1.75	1.82	1.20
Portfolio turnover	36(n)	58	60	63	64	58
Net assets at end of period (000 omitted)	$71	$71	$90	$73	$67	$72
See Notes to Financial Statements
22

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$12.12	$15.98	$12.98	$12.14	$13.69	$14.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.41	$0.23	$0.21	$0.24	$0.24
Net realized and unrealized gain (loss)	(0.01)(g)	(3.75)	2.97	0.83	(1.19)	(0.32)
Total from investment operations	$0.09	$(3.34)	$3.20	$1.04	$(0.95)	$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.25)	$(0.20)	$(0.20)	$(0.23)	$(0.15)
From net realized gain	—	(0.27)	—	—	(0.37)	(0.47)
Total distributions declared to shareholders	$(0.33)	$(0.52)	$(0.20)	$(0.20)	$(0.60)	$(0.62)
Net asset value, end of period (x)	$11.88	$12.12	$15.98	$12.98	$12.14	$13.69
Total return (%) (r)(s)(t)(x)	0.78(n)	(21.45)	24.80	8.52	(6.75)	(0.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.10(a)	1.99	1.82	2.43	2.95	2.94
Expenses after expense reductions	1.25(a)	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	1.70(a)	2.96	1.50	1.71	1.89	1.66
Portfolio turnover	36(n)	58	60	63	64	58
Net assets at end of period (000 omitted)	$111	$118	$107	$81	$71	$102
See Notes to Financial Statements
23

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$12.16	$16.03	$13.02	$12.17	$13.72	$14.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.43	$0.26	$0.28	$0.30	$0.26
Net realized and unrealized gain (loss)	0.00(g)(w)	(3.74)	2.98	0.81	(1.23)	(0.30)
Total from investment operations	$0.11	$(3.31)	$3.24	$1.09	$(0.93)	$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.29)	$(0.23)	$(0.24)	$(0.25)	$(0.18)
From net realized gain	—	(0.27)	—	—	(0.37)	(0.47)
Total distributions declared to shareholders	$(0.36)	$(0.56)	$(0.23)	$(0.24)	$(0.62)	$(0.65)
Net asset value, end of period (x)	$11.91	$12.16	$16.03	$13.02	$12.17	$13.72
Total return (%) (r)(s)(t)(x)	0.92(n)	(21.24)	25.10	8.90	(6.55)	(0.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.85(a)	1.72	1.58	2.14	2.70	2.66
Expenses after expense reductions	1.00(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	1.95(a)	3.12	1.70	2.25	2.36	1.76
Portfolio turnover	36(n)	58	60	63	64	58
Net assets at end of period (000 omitted)	$103	$104	$118	$97	$85	$82
See Notes to Financial Statements
24

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$12.17	$16.04	$13.03	$12.19	$13.73	$14.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.45	$0.27	$0.29	$0.31	$0.27
Net realized and unrealized gain (loss)	(0.01)(g)	(3.75)	2.98	0.81	(1.22)	(0.30)
Total from investment operations	$0.11	$(3.30)	$3.25	$1.10	$(0.91)	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.30)	$(0.24)	$(0.26)	$(0.26)	$(0.19)
From net realized gain	—	(0.27)	—	—	(0.37)	(0.47)
Total distributions declared to shareholders	$(0.37)	$(0.57)	$(0.24)	$(0.26)	$(0.63)	$(0.66)
Net asset value, end of period (x)	$11.91	$12.17	$16.04	$13.03	$12.19	$13.73
Total return (%) (r)(s)(t)(x)	0.94(n)	(21.18)	25.17	8.91	(6.40)	(0.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.74(a)	1.64	1.51	2.05	2.58	2.56
Expenses after expense reductions	0.88(a)	0.90	0.93	0.92	0.87	0.90
Net investment income (loss)	2.01(a)	3.23	1.79	2.36	2.44	1.81
Portfolio turnover	36(n)	58	60	63	64	58
Net assets at end of period (000 omitted)	$19,448	$16,523	$17,855	$14,422	$12,590	$13,322

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
25

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the
26

Notes to Financial Statements (unaudited) - continued
Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
27

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$14,190,143	$—	$—	$14,190,143
Taiwan	1,490,441	5,312,632	—	6,803,073
South Korea	5,626,876	—	—	5,626,876
India	5,203,872	—	—	5,203,872
Brazil	2,526,668	—	—	2,526,668
South Africa	1,623,616	—	—	1,623,616
Indonesia	1,370,940	—	—	1,370,940
Mexico	1,071,852	—	—	1,071,852
Saudi Arabia	918,121	—	—	918,121
Other Countries	4,214,721	576,472	0	4,791,193
Mutual Funds	482,980	—	—	482,980
Total	$38,720,230	$5,889,104	$0	$44,609,334
For further information regarding security characteristics, see the Portfolio of Investments. At February 28, 2023, the fund held six level 3 securities valued at $0, which were also held and valued at $0 at August 31, 2022.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by
28

Notes to Financial Statements (unaudited) - continued
cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2023, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and
29

Notes to Financial Statements (unaudited) - continued
state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/22
Ordinary income (including any short-term capital gains)	$1,355,091
Long-term capital gains	772,206
Total distributions	$2,127,297
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/23
Cost of investments	$42,908,268
Gross appreciation	5,145,563
Gross depreciation	(3,444,497)
Net unrealized appreciation (depreciation)	$1,701,066
As of 8/31/22
Undistributed ordinary income	1,119,276
Post-October capital loss deferral	(434,535)
Other temporary differences	(9,276)
Net unrealized appreciation (depreciation)	(850,063)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
30

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/23	Year ended 8/31/22
Class A	$106,681	$249,497
Class B	5,263	9,700
Class C	3,158	8,714
Class I	588,416	1,191,229
Class R1	1,867	2,788
Class R2	1,716	2,729
Class R3	3,244	3,603
Class R4	3,041	4,183
Class R6	662,629	654,854
Total	$1,376,015	$2,127,297
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.675%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this management fee reduction amounted to $2,826, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%
31

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this reduction amounted to $178,115, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $122 for the six months ended February 28, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 5,283
Class B	0.75%	0.25%	1.00%	1.00%	1,318
Class C	0.75%	0.25%	1.00%	1.00%	942
Class R1	0.75%	0.25%	1.00%	0.25%	84
Class R2	0.25%	0.25%	0.50%	0.50%	172
Class R3	—	0.25%	0.25%	0.25%	146
Total Distribution and Service Fees					$7,945
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 28, 2023. For the six months ended February 28, 2023, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
32

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2023, were as follows:
Amount
Class A	$343
Class B	—
Class C	1
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2023, the fee was $2,187, which equated to 0.0103% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $15,695.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.0409% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 28, 2023, MFS held approximately 66% and 72% of the outstanding shares of Class R3 and Class R4, respectively, and 100% of the outstanding shares of Class R1 and Class R2.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2023, this reimbursement amounted to $4,824, which is included in “Other” income in the Statement of Operations.
33

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended February 28, 2023, purchases and sales of investments, other than short-term obligations, aggregated $19,141,857 and $15,213,907, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	188,550	$2,129,700	205,671	$2,844,904
Class B	—	—	468	6,990
Class C	150	1,742	688	9,471
Class I	490,475	5,578,582	162,972	2,344,661
Class R3	1,297	15,174	3,165	42,366
Class R4	240	2,789	1,000	13,807
Class R6	607,296	6,800,321	372,261	5,030,980
	1,288,008	$14,528,308	746,225	$10,293,179
Shares issued to shareholders in reinvestment of distributions
Class A	9,110	$106,681	16,955	$247,380
Class B	453	5,263	669	9,700
Class C	271	3,158	602	8,714
Class I	48,565	568,699	79,467	1,160,214
Class R1	161	1,867	192	2,788
Class R2	146	1,716	187	2,729
Class R3	277	3,244	247	3,603
Class R4	259	3,041	286	4,183
Class R6	56,442	662,629	44,730	654,854
	115,684	$1,356,298	143,335	$2,094,165
Shares reacquired
Class A	(224,253)	$(2,484,956)	(319,561)	$(4,414,899)
Class B	(1,474)	(18,012)	(3,667)	(53,204)
Class C	(3,571)	(39,758)	(8,637)	(122,685)
Class I	(337,505)	(3,893,043)	(852,957)	(11,984,347)
Class R3	(2,021)	(24,630)	(324)	(4,658)
Class R4	(414)	(4,719)	(70)	(1,004)
Class R6	(388,647)	(4,562,290)	(172,825)	(2,448,117)
	(957,885)	$(11,027,408)	(1,358,041)	$(19,028,914)
34

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Net change
Class A	(26,593)	$(248,575)	(96,935)	$(1,322,615)
Class B	(1,021)	(12,749)	(2,530)	(36,514)
Class C	(3,150)	(34,858)	(7,347)	(104,500)
Class I	201,535	2,254,238	(610,518)	(8,479,472)
Class R1	161	1,867	192	2,788
Class R2	146	1,716	187	2,729
Class R3	(447)	(6,212)	3,088	41,311
Class R4	85	1,111	1,216	16,986
Class R6	275,091	2,900,660	244,166	3,237,717
	445,807	$4,857,198	(468,481)	$(6,641,570)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2060 Fund were the owners of record of approximately 8%, 8%, 7%, 5%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2023, the fund’s commitment fee and interest expense were $98 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
35

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$650,889	$12,987,465	$13,155,640	$266	$—	$482,980

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,621	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(9) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.
36

Notes to Financial Statements (unaudited) - continued
(10) Subsequent Event
On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
37

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
38

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2023
MFS®  Blended Research®
International Equity Fund
BRX-SEM

MFS® Blended Research®
International Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Markets — which rallied in late 2022 and early 2023 on signs of peaking inflation, hopes that monetary policy tightening cycles may be nearing an end and a rapid reopening of China’s economy — have hit turbulence after the sudden collapse of two US regional banks and the government-led merger of Switzerland’s two largest lenders. At the same time, US inflation data suggest that price pressures will prove more persistent than expected, making the US Federal Reserve’s job of trying to corral four-decade-high inflation without tipping the economy into recession that much more difficult. On a positive note, markets have largely adjusted to the challenges posed by Russia’s invasion of Ukraine, thanks in part to mild European winter weather that has alleviated concerns over potential near-term shortages of natural gas. Resilient labor markets in much of the developed world have further contributed to a brighter-than-expected economic backdrop. However, after the recent banking turmoil, investors are increasingly mindful that the lagged effects of ongoing monetary policy tightening have yet to fully work their way through the global economy.
One result of the banking crisis has been a rally in global government bond markets as investors sense that the global monetary tightening campaign is nearing its end, and the resulting lower yields have eased some of the pressure on interest rate–sensitive parts of the economy. Over the near term, amid tighter financial conditions, we feel companies will face a challenging earnings backdrop as they are forced to absorb higher input and labor costs while pricing power dwindles. As for fixed income, the rise in interest rates in recent months has made bonds more attractive than they have been in years, which may provide balance for investors’ portfolios.
During times of market transition, it is important to have a deep understanding of company fundamentals, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3%
Novartis AG	2.0%
Roche Holding AG	1.9%
BNP Paribas	1.9%
UBS Group AG	1.8%
Sanofi	1.7%
LVMH Moet Hennessy Louis Vuitton SE	1.6%
ASML Holding N.V.	1.6%
Compagnie Financiere Richemont S.A.	1.6%
NatWest Group PLC	1.5%
GICS equity sectors (g)
Financials	20.7%
Industrials	12.4%
Consumer Discretionary	12.3%
Information Technology	11.9%
Health Care	9.2%
Consumer Staples	8.4%
Materials	7.4%
Communication Services	6.4%
Energy	5.9%
Utilities	2.8%
Real Estate	1.5%
Issuer country weightings (x)
Japan	12.4%
United Kingdom	10.4%
France	9.6%
China	9.0%
Canada	8.5%
Switzerland	7.9%
Australia	4.8%
Germany	4.5%
South Korea	4.4%
Other Countries	28.5%
Currency exposure weightings (y)
Euro	23.6%
Japanese Yen	12.4%
British Pound Sterling	10.4%
Hong Kong Dollar	9.5%
Swiss Franc	7.9%
Canadian Dollar	7.8%
Australian Dollar	4.8%
South Korean Won	4.4%
Taiwan Dollar	3.8%
Other Currencies	15.4%

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States (included in Other Countries) includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar (included in Other Currencies) includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2023.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2022 through February 28, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/22	Ending Account Value 2/28/23	Expenses Paid During Period (p) 9/01/22-2/28/23
A	Actual	0.89%	$1,000.00	$1,097.01	$4.63
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
B	Actual	1.64%	$1,000.00	$1,093.11	$8.51
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
C	Actual	1.64%	$1,000.00	$1,092.14	$8.51
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
I	Actual	0.64%	$1,000.00	$1,098.64	$3.33
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R1	Actual	1.64%	$1,000.00	$1,092.48	$8.51
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
R2	Actual	1.14%	$1,000.00	$1,096.24	$5.93
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
R3	Actual	0.89%	$1,000.00	$1,097.22	$4.63
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R4	Actual	0.64%	$1,000.00	$1,097.81	$3.33
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R6	Actual	0.56%	$1,000.00	$1,098.90	$2.91
	Hypothetical (h)	0.56%	$1,000.00	$1,022.02	$2.81
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 0.7%
Thales S.A.	27,148	$3,796,048
Alcoholic Beverages – 1.2%
Jiangsu Yanghe Brewery JSC Ltd., “A”	47,700	$1,168,614
Kirin Holdings Co. Ltd.	364,400	5,457,101
		$6,625,715
Apparel Manufacturers – 3.7%
Burberry Group PLC	84,886	$2,517,912
Compagnie Financiere Richemont S.A.	59,036	8,885,016
LVMH Moet Hennessy Louis Vuitton SE	10,908	9,102,999
		$20,505,927
Automotive – 3.4%
BYD Co. Ltd.	119,500	$3,215,329
Kia Corp.	31,520	1,793,657
Magna International, Inc.	77,624	4,325,986
Mahindra & Mahindra Ltd.	244,071	3,748,420
Maruti Suzuki India Ltd.	33,577	3,502,946
Stellantis N.V.	131,062	2,294,785
		$18,881,123
Biotechnology – 0.7%
CSL Ltd.	19,914	$3,970,458
Brokerage & Asset Managers – 0.4%
iA Financial Corp., Inc.	37,546	$2,520,494
Business Services – 1.2%
Experian PLC	71,520	$2,413,080
Serco Group PLC	1,362,834	2,557,284
TIS, Inc.	80,900	2,008,314
		$6,978,678
Chemicals – 1.2%
Nutrien Ltd.	70,776	$5,514,770
OCI N.V.	42,158	1,400,142
		$6,914,912

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.6%
Check Point Software Technologies Ltd. (a)	39,547	$4,892,755
Dassault Systemes SE	100,155	3,875,062
Lumine Group, Inc. (a)	8,542	87,443
NetEase, Inc., ADR	50,171	3,895,277
Wisetech Global Ltd.	49,475	2,097,379
		$14,847,916
Computer Software - Systems – 4.6%
Amadeus IT Group S.A. (a)	28,342	$1,780,653
Constellation Software, Inc.	2,895	4,977,745
Fujitsu Ltd.	35,500	4,568,029
Hitachi Ltd.	72,700	3,678,917
Hon Hai Precision Industry Co. Ltd.	1,370,000	4,541,263
Samsung Electronics Co. Ltd.	142,372	6,520,116
		$26,066,723
Construction – 0.5%
Anhui Conch Cement Co. Ltd.	407,000	$1,493,311
Ibstock PLC	556,045	1,136,357
		$2,629,668
Consumer Products – 1.1%
AmorePacific Corp.	24,731	$2,586,639
Kao Corp.	28,600	1,069,179
Reckitt Benckiser Group PLC	34,471	2,389,123
		$6,044,941
Consumer Services – 1.0%
Carsales.com Ltd.	120,086	$1,833,485
Persol Holdings Co. Ltd.	181,000	3,625,185
		$5,458,670
Containers – 0.4%
Brambles Ltd.	136,799	$1,184,710
Viscofan S.A.	17,889	1,146,624
		$2,331,334
Electrical Equipment – 1.5%
Schneider Electric SE	36,969	$5,948,211
Voltronic Power Technology Corp.	45,000	2,370,403
		$8,318,614

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 4.9%
ASML Holding N.V.	14,481	$8,944,864
Novatek Microelectronics Corp.	149,000	1,978,136
NXP Semiconductors N.V.	10,417	1,859,226
ROHM Co. Ltd.	26,800	2,062,825
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	145,500	12,668,685
		$27,513,736
Energy - Independent – 0.2%
Canadian Natural Resources Ltd.	19,069	$1,077,619
Energy - Integrated – 5.2%
Cenovus Energy, Inc.	181,489	$3,346,474
China Petroleum & Chemical Corp.	9,008,000	4,601,891
Eni S.p.A.	534,761	7,560,030
Harbour Energy PLC	315,746	1,104,064
LUKOIL PJSC (a)(u)	35,153	0
Petroleo Brasileiro S.A., ADR	198,741	2,204,038
Suncor Energy, Inc.	130,684	4,392,208
TotalEnergies SE	92,544	5,733,051
		$28,941,756
Energy - Renewables – 0.2%
Daqo New Energy Corp., ADR (a)	22,913	$1,012,296
Engineering - Construction – 0.4%
Doosan Bobcat, Inc.	72,688	$2,081,901
Entertainment – 0.2%
Lottery Corp. Ltd. (a)	348,985	$1,218,778
Food & Beverages – 1.0%
AVI Ltd.	370,903	$1,537,334
Gruma S.A.B. de C.V.	148,474	2,176,493
Nestle S.A.	18,395	2,071,818
		$5,785,645
Food & Drug Stores – 2.3%
BIM Birlesik Magazalar A.S.	345,099	$2,490,707
Loblaw Cos. Ltd.	48,092	4,109,936
Tesco PLC	1,984,905	6,088,233
		$12,688,876
Furniture & Appliances – 0.6%
Howden Joinery Group PLC	412,912	$3,560,139

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 1.3%
Aristocrat Leisure Ltd.	179,387	$4,410,725
Whitbread PLC	70,656	2,625,297
		$7,036,022
General Merchandise – 0.4%
Dollarama, Inc.	38,558	$2,227,293
Insurance – 5.3%
China Pacific Insurance Co. Ltd.	2,301,000	$6,097,383
Fairfax Financial Holdings Ltd.	6,756	4,723,358
Manulife Financial Corp. (l)	249,531	4,933,929
Ping An Insurance Co. of China Ltd., “H”	870,500	5,910,981
Samsung Fire & Marine Insurance Co. Ltd.	27,255	4,418,060
Tokio Marine Holding, Inc.	97,500	2,069,874
Zurich Insurance Group AG	3,417	1,619,524
		$29,773,109
Internet – 1.0%
Tencent Holdings Ltd.	128,100	$5,607,455
Leisure & Toys – 1.6%
NCsoft Corp.	7,084	$2,326,089
Nintendo Co. Ltd.	68,900	2,592,954
Sankyo Co. Ltd.	105,300	4,292,277
		$9,211,320
Machinery & Tools – 4.0%
Aalberts Industries N.V.	69,679	$3,393,123
GEA Group AG	174,082	7,663,343
Haitian International Holdings Ltd.	467,000	1,219,647
OSG Corp.	202,600	2,885,251
Toromont Industries Ltd.	51,672	4,261,757
Volvo Group	137,625	2,758,285
		$22,181,406
Major Banks – 11.1%
ABN AMRO Group N.V., GDR	184,423	$3,258,546
Bank of China Ltd.	3,925,000	1,440,110
Bank of Ireland Group PLC	314,512	3,469,636
BNP Paribas	148,700	10,404,068
BOC Hong Kong Holdings Ltd.	1,443,000	4,880,838
DBS Group Holdings Ltd.	320,700	8,126,604
Erste Group Bank AG	79,359	3,120,814
Industrial & Commercial Bank of China, “H”	2,152,000	1,074,711
National Australia Bank Ltd.	278,147	5,614,953

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
NatWest Group PLC	2,386,277	$8,389,983
Nedbank Group Ltd.	196,849	2,471,519
UBS Group AG	467,530	10,151,286
		$62,403,068
Medical & Health Technology & Services – 0.5%
Sonic Healthcare Ltd.	125,435	$2,718,692
Medical Equipment – 0.5%
Agilent Technologies, Inc.	13,106	$1,860,659
Fisher & Paykel Healthcare Corp. Ltd.	70,800	1,137,291
		$2,997,950
Metals & Mining – 3.4%
China Shenhua Energy Co. Ltd.	944,000	$2,838,230
Glencore PLC	1,301,683	7,755,839
Pilbara Minerals Ltd.	345,314	968,949
Rio Tinto PLC	105,923	7,277,628
		$18,840,646
Natural Gas - Pipeline – 0.2%
APA Group	162,112	$1,170,484
Network & Telecom – 0.5%
LM Ericsson Telephone Co., “B”	552,232	$3,065,025
Other Banks & Diversified Financials – 3.8%
AEON Financial Service Co. Ltd. (l)	304,600	$2,892,643
China Construction Bank Corp.	7,647,000	4,676,230
Credicorp Ltd.	15,680	1,997,946
Emirates NBD PJSC	331,007	1,225,585
Hana Financial Group, Inc.	75,979	2,606,799
KB Financial Group, Inc.	52,636	2,040,602
Komercní banka A.S.	90,665	3,058,877
Sberbank of Russia PJSC (a)(u)	715,224	0
Tisco Financial Group PCL	970,000	2,827,008
		$21,325,690
Pharmaceuticals – 7.5%
Bayer AG	119,577	$7,119,365
Chugai Pharmaceutical Co. Ltd.	67,300	1,677,619
Kyowa Kirin Co. Ltd.	97,200	2,080,996
Novartis AG	132,428	11,147,095
Roche Holding AG	36,821	10,625,840

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Sanofi	100,778	$9,475,039
		$42,125,954
Printing & Publishing – 1.2%
Transcontinental, Inc., “A”	123,042	$1,406,710
Wolters Kluwer N.V.	44,877	5,195,196
		$6,601,906
Railroad & Shipping – 0.9%
A.P. Moller-Maersk A/S	750	$1,748,958
Sankyu, Inc.	83,400	3,068,811
		$4,817,769
Real Estate – 1.5%
CapitaLand India Trusts IEU, REIT	1,559,000	$1,294,879
Goodman Group, REIT	124,438	1,662,964
LEG Immobilien SE	52,344	3,807,952
NEPI Rockcastle N.V.	233,023	1,397,884
		$8,163,679
Restaurants – 1.0%
Sodexo	62,137	$5,766,473
Specialty Chemicals – 1.8%
Linde PLC	15,344	$5,287,520
Nitto Denko Corp.	61,100	3,679,776
Sumitomo Corp.	73,600	1,255,722
		$10,223,018
Specialty Stores – 2.2%
Alibaba Group Holding Ltd. (a)	327,600	$3,610,136
JD.com, Inc., “A”	107,645	2,382,085
Meituan, “B” (a)	12,740	220,897
Walmart de Mexico S.A.B. de C.V.	924,925	3,640,251
ZOZO, Inc.	122,300	2,717,179
		$12,570,548
Telecommunications - Wireless – 3.0%
KDDI Corp.	241,000	$7,055,385
PT Telekom Indonesia	17,586,300	4,474,416
SoftBank Group Corp.	69,300	2,808,036
Vodafone Group PLC	2,044,475	2,453,786
		$16,791,623

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	182,444	$2,801,938
Tobacco – 2.0%
British American Tobacco PLC	175,364	$6,630,790
Imperial Brands PLC	64,539	1,556,496
Japan Tobacco, Inc.	149,600	3,042,982
		$11,230,268
Trucking – 0.9%
Yamato Holdings Co. Ltd.	291,000	$4,917,858
Utilities - Electric Power – 2.5%
E.ON SE	588,068	$6,434,583
Energias do Brasil S.A.	342,802	1,285,315
Energisa S.A., IEU	401,200	2,964,870
Iberdrola S.A.	312,779	3,594,427
		$14,279,195
Total Common Stocks (Identified Cost, $508,207,020)		$548,620,356
Preferred Stocks – 1.1%
Metals & Mining – 0.8%
Gerdau S.A.	815,700	$4,460,647
Specialty Chemicals – 0.3%
Sociedad Química y Minera de Chile S.A.	15,668	$1,400,649
Total Preferred Stocks (Identified Cost, $5,496,390)		$5,861,296
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.55% (v) (Identified Cost, $6,364,146)	6,364,037	$6,364,037
Collateral for Securities Loaned – 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.59% (j) (Identified Cost, $2,542,816)	2,542,816	$2,542,816

Other Assets, Less Liabilities – (0.5)%		(2,563,954)
Net Assets – 100.0%		$560,824,551

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,364,037 and $557,024,468, respectively.

Portfolio of Investments (unaudited) – continued
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
PCL	Public Company Limited
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 2/28/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $2,616,764 of securities on loan (identified cost, $516,246,226)	$557,024,468
Investments in affiliated issuers, at value (identified cost, $6,364,146)	6,364,037
Receivables for
Fund shares sold	2,767,827
Interest and dividends	2,542,576
Receivable from investment adviser	11,360
Other assets	4,221
Total assets	$568,714,489
Liabilities
Payable to custodian	$113,080
Payables for
Investments purchased	4,830,479
Fund shares reacquired	90,348
Collateral for securities loaned, at value (c)	2,542,816
Payable to affiliates
Administrative services fee	514
Shareholder servicing costs	63,303
Distribution and service fees	533
Payable for independent Trustees' compensation	1,331
Deferred country tax expense payable	75,935
Accrued expenses and other liabilities	171,599
Total liabilities	$7,889,938
Net assets	$560,824,551
Net assets consist of
Paid-in capital	$536,495,184
Total distributable earnings (loss)	24,329,367
Net assets	$560,824,551
Shares of beneficial interest outstanding	49,217,504

(c)	Non-cash collateral is not included.

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$27,645,248	2,397,936	$11.53
Class B	150,280	13,345	11.26
Class C	386,633	34,448	11.22
Class I	237,185,250	20,844,233	11.38
Class R1	794,005	71,341	11.13
Class R2	2,385,734	211,211	11.30
Class R3	1,065,265	93,440	11.40
Class R4	369,254	32,421	11.39
Class R6	290,842,882	25,519,129	11.40

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.23 [100 / 94.25 x $11.53]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 2/28/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$6,844,262
Dividends from affiliated issuers	75,459
Other	26,600
Income on securities loaned	3,298
Foreign taxes withheld	(631,022)
Total investment income	$6,318,597
Expenses
Management fee	$1,313,159
Distribution and service fees	38,462
Shareholder servicing costs	104,198
Administrative services fee	43,875
Independent Trustees' compensation	4,804
Custodian fee	81,537
Shareholder communications	6,779
Audit and tax fees	52,839
Legal fees	1,023
Miscellaneous	91,929
Total expenses	$1,738,605
Reduction of expenses by investment adviser	(141,716)
Net expenses	$1,596,889
Net investment income (loss)	$4,721,708
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $3,140 country tax)	$(13,182,947)
Affiliated issuers	305
Foreign currency	(22,222)
Net realized gain (loss)	$(13,204,864)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $40,534 decrease in deferred country tax)	$61,327,879
Affiliated issuers	(384)
Translation of assets and liabilities in foreign currencies	40,727
Net unrealized gain (loss)	$61,368,222
Net realized and unrealized gain (loss)	$48,163,358
Change in net assets from operations	$52,885,066
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22
Change in net assets
From operations
Net investment income (loss)	$4,721,708	$13,597,485
Net realized gain (loss)	(13,204,864)	7,154,585
Net unrealized gain (loss)	61,368,222	(104,963,630)
Change in net assets from operations	$52,885,066	$(84,211,560)
Total distributions to shareholders	$(14,738,424)	$(29,920,932)
Change in net assets from fund share transactions	$33,125,877	$175,854,988
Total change in net assets	$71,272,519	$61,722,496
Net assets
At beginning of period	489,552,032	427,829,536
At end of period	$560,824,551	$489,552,032
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$10.77	$13.71	$10.79	$10.37	$11.71	$11.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.31	$0.31	$0.25	$0.30	$0.30
Net realized and unrealized gain (loss)	0.96	(2.57)	2.87	0.47	(1.01)	(0.12)
Total from investment operations	$1.04	$(2.26)	$3.18	$0.72	$(0.71)	$0.18
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.11)	$(0.26)	$(0.30)	$(0.26)	$(0.18)
From net realized gain	(0.09)	(0.57)	—	—	(0.37)	(0.14)
Total distributions declared to shareholders	$(0.28)	$(0.68)	$(0.26)	$(0.30)	$(0.63)	$(0.32)
Net asset value, end of period (x)	$11.53	$10.77	$13.71	$10.79	$10.37	$11.71
Total return (%) (r)(s)(t)(x)	9.70(n)	(17.24)	29.82	6.85	(5.67)	1.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95(a)	0.95	0.98	0.99	1.00	0.99
Expenses after expense reductions	0.89(a)	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	1.46(a)(l)	2.44	2.45	2.39	2.80	2.49
Portfolio turnover	29(n)	52	68	72	58	69
Net assets at end of period (000 omitted)	$27,645	$18,999	$110,106	$93,455	$84,917	$88,168
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$10.49	$13.61	$10.72	$10.32	$11.64	$11.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.23	$0.22	$0.17	$0.24	$0.20
Net realized and unrealized gain (loss)	0.93	(2.55)	2.85	0.47	(1.02)	(0.11)
Total from investment operations	$0.97	$(2.32)	$3.07	$0.64	$(0.78)	$0.09
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.23)	$(0.18)	$(0.24)	$(0.17)	$(0.06)
From net realized gain	(0.09)	(0.57)	—	—	(0.37)	(0.14)
Total distributions declared to shareholders	$(0.20)	$(0.80)	$(0.18)	$(0.24)	$(0.54)	$(0.20)
Net asset value, end of period (x)	$11.26	$10.49	$13.61	$10.72	$10.32	$11.64
Total return (%) (r)(s)(t)(x)	9.31(n)	(17.99)	28.84	6.06	(6.41)	0.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.69(a)	1.70	1.72	1.74	1.75	1.74
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.79(a)(l)	1.85	1.75	1.61	2.28	1.63
Portfolio turnover	29(n)	52	68	72	58	69
Net assets at end of period (000 omitted)	$150	$161	$210	$148	$152	$97
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$10.48	$13.59	$10.70	$10.28	$11.59	$11.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.23	$0.23	$0.17	$0.22	$0.21
Net realized and unrealized gain (loss)	0.92	(2.53)	2.83	0.47	(1.00)	(0.11)
Total from investment operations	$0.96	$(2.30)	$3.06	$0.64	$(0.78)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.24)	$(0.17)	$(0.22)	$(0.16)	$(0.12)
From net realized gain	(0.09)	(0.57)	—	—	(0.37)	(0.14)
Total distributions declared to shareholders	$(0.22)	$(0.81)	$(0.17)	$(0.22)	$(0.53)	$(0.26)
Net asset value, end of period (x)	$11.22	$10.48	$13.59	$10.70	$10.28	$11.59
Total return (%) (r)(s)(t)(x)	9.21(n)	(17.91)	28.78	6.08	(6.42)	0.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.69(a)	1.70	1.72	1.74	1.75	1.75
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.76(a)(l)	1.90	1.82	1.64	2.04	1.73
Portfolio turnover	29(n)	52	68	72	58	69
Net assets at end of period (000 omitted)	$387	$330	$382	$220	$240	$284
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$10.63	$13.78	$10.84	$10.42	$11.77	$11.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.37	$0.38	$0.31	$0.31	$0.31
Net realized and unrealized gain (loss)	0.95	(2.59)	2.84	0.44	(1.00)	(0.10)
Total from investment operations	$1.04	$(2.22)	$3.22	$0.75	$(0.69)	$0.21
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.36)	$(0.28)	$(0.33)	$(0.29)	$(0.18)
From net realized gain	(0.09)	(0.57)	—	—	(0.37)	(0.14)
Total distributions declared to shareholders	$(0.29)	$(0.93)	$(0.28)	$(0.33)	$(0.66)	$(0.32)
Net asset value, end of period (x)	$11.38	$10.63	$13.78	$10.84	$10.42	$11.77
Total return (%) (r)(s)(t)(x)	9.86(n)	(17.13)	30.14	7.09	(5.45)	1.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70(a)	0.70	0.72	0.75	0.75	0.74
Expenses after expense reductions	0.64(a)	0.64	0.64	0.64	0.64	0.64
Net investment income (loss)	1.73(a)(l)	3.09	2.91	3.06	2.89	2.50
Portfolio turnover	29(n)	52	68	72	58	69
Net assets at end of period (000 omitted)	$237,185	$176,391	$22,325	$5,183	$1,652	$1,760
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$10.44	$13.51	$10.65	$10.24	$11.63	$11.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.23	$0.22	$0.17	$0.22	$0.19
Net realized and unrealized gain (loss)	0.92	(2.53)	2.82	0.47	(1.01)	(0.10)
Total from investment operations	$0.96	$(2.30)	$3.04	$0.64	$(0.79)	$0.09
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.20)	$(0.18)	$(0.23)	$(0.23)	$(0.07)
From net realized gain	(0.09)	(0.57)	—	—	(0.37)	(0.14)
Total distributions declared to shareholders	$(0.27)	$(0.77)	$(0.18)	$(0.23)	$(0.60)	$(0.21)
Net asset value, end of period (x)	$11.13	$10.44	$13.51	$10.65	$10.24	$11.63
Total return (%) (r)(s)(t)(x)	9.25(n)	(17.95)	28.83	6.13	(6.44)	0.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.70(a)	1.70	1.72	1.74	1.75	1.73
Expenses after expense reductions	1.64(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.67(a)(l)	1.95	1.74	1.63	2.09	1.54
Portfolio turnover	29(n)	52	68	72	58	69
Net assets at end of period (000 omitted)	$794	$314	$233	$166	$146	$60
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$10.55	$13.72	$10.80	$10.38	$11.73	$11.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.31	$0.29	$0.22	$0.27	$0.29
Net realized and unrealized gain (loss)	0.95	(2.57)	2.86	0.47	(1.01)	(0.13)
Total from investment operations	$1.01	$(2.26)	$3.15	$0.69	$(0.74)	$0.16
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.34)	$(0.23)	$(0.27)	$(0.24)	$(0.13)
From net realized gain	(0.09)	(0.57)	—	—	(0.37)	(0.14)
Total distributions declared to shareholders	$(0.26)	$(0.91)	$(0.23)	$(0.27)	$(0.61)	$(0.27)
Net asset value, end of period (x)	$11.30	$10.55	$13.72	$10.80	$10.38	$11.73
Total return (%) (r)(s)(t)(x)	9.62(n)	(17.55)	29.50	6.56	(5.95)	1.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20(a)	1.20	1.22	1.24	1.25	1.25
Expenses after expense reductions	1.14(a)	1.14	1.14	1.14	1.14	1.14
Net investment income (loss)	1.16(a)(l)	2.61	2.30	2.12	2.54	2.34
Portfolio turnover	29(n)	52	68	72	58	69
Net assets at end of period (000 omitted)	$2,386	$1,261	$404	$156	$164	$167
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$10.65	$13.82	$10.88	$10.45	$11.80	$11.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.32	$0.29	$0.25	$0.30	$0.28
Net realized and unrealized gain (loss)	0.95	(2.58)	2.91	0.49	(1.02)	(0.09)
Total from investment operations	$1.03	$(2.26)	$3.20	$0.74	$(0.72)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.34)	$(0.26)	$(0.31)	$(0.26)	$(0.16)
From net realized gain	(0.09)	(0.57)	—	—	(0.37)	(0.14)
Total distributions declared to shareholders	$(0.28)	$(0.91)	$(0.26)	$(0.31)	$(0.63)	$(0.30)
Net asset value, end of period (x)	$11.40	$10.65	$13.82	$10.88	$10.45	$11.80
Total return (%) (r)(s)(t)(x)	9.72(n)	(17.37)	29.75	6.92	(5.72)	1.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95(a)	0.95	0.96	0.99	1.00	0.98
Expenses after expense reductions	0.89(a)	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	1.39(a)(l)	2.64	2.22	2.37	2.79	2.29
Portfolio turnover	29(n)	52	68	72	58	69
Net assets at end of period (000 omitted)	$1,065	$532	$395	$64	$58	$61
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$10.65	$13.79	$10.85	$10.42	$11.77	$11.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.38	$0.35	$0.27	$0.33	$0.31
Net realized and unrealized gain (loss)	0.94	(2.59)	2.87	0.49	(1.02)	(0.10)
Total from investment operations	$1.04	$(2.21)	$3.22	$0.76	$(0.69)	$0.21
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.36)	$(0.28)	$(0.33)	$(0.29)	$(0.18)
From net realized gain	(0.09)	(0.57)	—	—	(0.37)	(0.14)
Total distributions declared to shareholders	$(0.30)	$(0.93)	$(0.28)	$(0.33)	$(0.66)	$(0.32)
Net asset value, end of period (x)	$11.39	$10.65	$13.79	$10.85	$10.42	$11.77
Total return (%) (r)(s)(t)(x)	9.78(n)	(17.09)	30.12	7.18	(5.45)	1.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.69(a)	0.69	0.72	0.74	0.75	0.73
Expenses after expense reductions	0.64(a)	0.64	0.64	0.64	0.64	0.64
Net investment income (loss)	1.76(a)(l)	3.11	2.73	2.62	3.04	2.54
Portfolio turnover	29(n)	52	68	72	58	69
Net assets at end of period (000 omitted)	$369	$329	$81	$62	$58	$62
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$10.65	$13.80	$10.85	$10.43	$11.78	$11.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.37	$0.36	$0.29	$0.34	$0.32
Net realized and unrealized gain (loss)	0.95	(2.58)	2.88	0.47	(1.02)	(0.09)
Total from investment operations	$1.05	$(2.21)	$3.24	$0.76	$(0.68)	$0.23
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.37)	$(0.29)	$(0.34)	$(0.30)	$(0.19)
From net realized gain	(0.09)	(0.57)	—	—	(0.37)	(0.14)
Total distributions declared to shareholders	$(0.30)	$(0.94)	$(0.29)	$(0.34)	$(0.67)	$(0.33)
Net asset value, end of period (x)	$11.40	$10.65	$13.80	$10.85	$10.43	$11.78
Total return (%) (r)(s)(t)(x)	9.89(n)	(17.07)	30.32	7.18	(5.33)	1.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.61(a)	0.62	0.63	0.65	0.65	0.65
Expenses after expense reductions	0.56(a)	0.55	0.55	0.55	0.54	0.54
Net investment income (loss)	1.87(a)(l)	3.02	2.82	2.76	3.13	2.60
Portfolio turnover	29(n)	52	68	72	58	69
Net assets at end of period (000 omitted)	$290,843	$291,234	$293,695	$247,726	$206,790	$207,449

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research International Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the

Notes to Financial Statements (unaudited) - continued
Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$69,506,913	$—	$—	$69,506,913
United Kingdom	58,456,011	—	—	58,456,011
France	54,100,951	—	—	54,100,951
China	50,464,583	—	—	50,464,583
Canada	47,818,279	87,443	—	47,905,722
Switzerland	44,500,579	—	—	44,500,579
Australia	26,851,577	—	—	26,851,577
Germany	25,025,243	—	—	25,025,243
South Korea	24,373,863	—	—	24,373,863
Other Countries	148,491,066	4,805,144	0	153,296,210
Mutual Funds	8,906,853	—	—	8,906,853
Total	$558,495,918	$4,892,587	$0	$563,388,505
For further information regarding security characteristics, see the Portfolio of Investments. At February 28, 2023, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at August 31, 2022.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by

Notes to Financial Statements (unaudited) - continued
cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $2,616,764. The fair value of the fund's investment securities on loan and a related liability of $2,542,816 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $180,617 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/22
Ordinary income (including any short-term capital gains)	$21,674,755
Long-term capital gains	8,246,177
Total distributions	$29,920,932
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/23
Cost of investments	$530,278,575
Gross appreciation	67,110,508
Gross depreciation	(34,000,578)
Net unrealized appreciation (depreciation)	$33,109,930
As of 8/31/22
Undistributed ordinary income	10,336,927
Undistributed long-term capital gain	4,266,353
Other temporary differences	(127,054)
Net unrealized appreciation (depreciation)	(28,293,501)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/23	Year ended 8/31/22
Class A	$546,445	$721,057
Class B	2,838	12,333
Class C	7,387	21,621
Class I	5,503,685	8,920,924
Class R1	17,970	10,834
Class R2	33,852	69,003
Class R3	15,862	29,347
Class R4	9,228	5,437
Class R6	8,601,157	20,130,376
Total	$14,738,424	$29,920,932
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this management fee reduction amounted to $35,002, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and

Notes to Financial Statements (unaudited) - continued
closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.58%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this reduction amounted to $106,714, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,830 for the six months ended February 28, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 27,787
Class B	0.75%	0.25%	1.00%	1.00%	745
Class C	0.75%	0.25%	1.00%	1.00%	1,796
Class R1	0.75%	0.25%	1.00%	1.00%	3,457
Class R2	0.25%	0.25%	0.50%	0.50%	3,833
Class R3	—	0.25%	0.25%	0.25%	844
Total Distribution and Service Fees					$38,462
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 28, 2023.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2023, were as follows:
Amount
Class A	$370
Class B	95
Class C	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2023, the fee was $2,295, which equated to 0.0009% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $101,903.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.0167% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 6,148 shares of Class R2 for an aggregate amount of $67,198.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2023, this reimbursement amounted to $26,538, which is included in “Other” income in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended February 28, 2023, purchases and sales of investments, other than short-term obligations, aggregated $173,509,525 and $151,239,245, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	923,096	$10,247,450	1,445,475	$17,524,904
Class B	—	—	668	8,309
Class C	10,865	117,997	6,194	74,819
Class I	6,723,420	72,356,121	16,753,472	213,740,458
Class R1	40,256	409,960	23,544	281,698
Class R2	102,020	1,175,633	99,816	1,250,964
Class R3	43,082	496,192	24,821	282,831
Class R4	669	7,286	24,615	270,767
Class R6	3,294,529	34,054,845	7,030,731	81,862,937
	11,137,937	$118,865,484	25,409,336	$315,297,687
Shares issued to shareholders in reinvestment of distributions
Class A	48,487	$546,445	56,642	$721,057
Class B	258	2,838	989	12,333
Class C	672	7,387	1,737	21,621
Class I	494,936	5,503,685	710,831	8,920,924
Class R1	1,649	17,970	873	10,834
Class R2	3,064	33,852	5,520	69,003
Class R3	1,423	15,862	2,329	29,347
Class R4	829	9,228	433	5,437
Class R6	771,681	8,596,529	1,602,737	20,130,376
	1,322,999	$14,733,796	2,382,091	$29,920,932

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(337,615)	$(3,694,993)	(7,769,579)	$(106,761,644)
Class B	(2,243)	(23,999)	(1,760)	(21,687)
Class C	(8,632)	(95,334)	(4,495)	(57,633)
Class I	(2,962,658)	(31,924,456)	(2,495,424)	(30,029,655)
Class R1	(637)	(6,529)	(11,584)	(154,529)
Class R2	(13,366)	(155,163)	(15,246)	(175,941)
Class R3	(1,014)	(11,560)	(5,747)	(65,981)
Class R4	(7)	(76)	—	—
Class R6	(5,892,655)	(64,561,293)	(2,572,890)	(32,096,561)
	(9,218,827)	$(100,473,403)	(12,876,725)	$(169,363,631)
Net change
Class A	633,968	$7,098,902	(6,267,462)	$(88,515,683)
Class B	(1,985)	(21,161)	(103)	(1,045)
Class C	2,905	30,050	3,436	38,807
Class I	4,255,698	45,935,350	14,968,879	192,631,727
Class R1	41,268	421,401	12,833	138,003
Class R2	91,718	1,054,322	90,090	1,144,026
Class R3	43,491	500,494	21,403	246,197
Class R4	1,491	16,438	25,048	276,204
Class R6	(1,826,445)	(21,909,919)	6,060,578	69,896,752
	3,242,109	$33,125,877	14,914,702	$175,854,988
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 9%, 7%, 7%, 6%, 6%, 5%, 3%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to

Notes to Financial Statements (unaudited) - continued
the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2023, the fund’s commitment fee and interest expense were $1,194 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,763,687	$84,909,166	$81,308,737	$305	$(384)	$6,364,037

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$75,459	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.

Notes to Financial Statements (unaudited) - continued
(9) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.
(10) Subsequent Event
On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2023
MFS®  Global New
Discovery Fund
GND-SEM

MFS® Global New
Discovery Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Markets — which rallied in late 2022 and early 2023 on signs of peaking inflation, hopes that monetary policy tightening cycles may be nearing an end and a rapid reopening of China’s economy — have hit turbulence after the sudden collapse of two US regional banks and the government-led merger of Switzerland’s two largest lenders. At the same time, US inflation data suggest that price pressures will prove more persistent than expected, making the US Federal Reserve’s job of trying to corral four-decade-high inflation without tipping the economy into recession that much more difficult. On a positive note, markets have largely adjusted to the challenges posed by Russia’s invasion of Ukraine, thanks in part to mild European winter weather that has alleviated concerns over potential near-term shortages of natural gas. Resilient labor markets in much of the developed world have further contributed to a brighter-than-expected economic backdrop. However, after the recent banking turmoil, investors are increasingly mindful that the lagged effects of ongoing monetary policy tightening have yet to fully work their way through the global economy.
One result of the banking crisis has been a rally in global government bond markets as investors sense that the global monetary tightening campaign is nearing its end, and the resulting lower yields have eased some of the pressure on interest rate–sensitive parts of the economy. Over the near term, amid tighter financial conditions, we feel companies will face a challenging earnings backdrop as they are forced to absorb higher input and labor costs while pricing power dwindles. As for fixed income, the rise in interest rates in recent months has made bonds more attractive than they have been in years, which may provide balance for investors’ portfolios.
During times of market transition, it is important to have a deep understanding of company fundamentals, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
GFL Environmental, Inc.	2.2%
LKQ Corp.	2.1%
AUB Group Ltd.	2.0%
NS Solutions Corp.	1.9%
ICON PLC	1.9%
STERIS PLC	1.8%
Cranswick PLC	1.8%
Howmet Aerospace, Inc.	1.8%
Axalta Coating Systems Ltd.	1.7%
Burberry Group PLC	1.6%
GICS equity sectors (g)
Industrials	21.7%
Information Technology	15.1%
Consumer Discretionary	13.8%
Materials	11.8%
Health Care	9.8%
Financials	8.5%
Real Estate	5.9%
Communication Services	4.4%
Consumer Staples	3.8%
Energy	2.6%
Issuer country weightings (x)
United States	39.9%
United Kingdom	12.1%
Japan	9.1%
Germany	6.3%
Canada	5.6%
Netherlands	4.5%
France	3.2%
Australia	2.9%
India	2.5%
Other Countries	13.9%
Currency exposure weightings (y)
United States Dollar	45.1%
Euro	18.0%
British Pound Sterling	12.1%
Japanese Yen	9.1%
Australian Dollar	2.9%
Indian Rupee	2.5%
Brazilian Real	2.0%
Swiss Franc	1.8%
Norwegian Krone	1.7%
Other Currencies	4.8%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2023.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2022 through February 28, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/22	Ending Account Value 2/28/23	Expenses Paid During Period (p) 9/01/22-2/28/23
A	Actual	1.36%	$1,000.00	$1,073.00	$6.99
	Hypothetical (h)	1.36%	$1,000.00	$1,018.05	$6.80
B	Actual	2.11%	$1,000.00	$1,068.92	$10.82
	Hypothetical (h)	2.11%	$1,000.00	$1,014.33	$10.54
C	Actual	2.11%	$1,000.00	$1,068.92	$10.82
	Hypothetical (h)	2.11%	$1,000.00	$1,014.33	$10.54
I	Actual	1.11%	$1,000.00	$1,074.49	$5.71
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
R1	Actual	2.11%	$1,000.00	$1,068.97	$10.82
	Hypothetical (h)	2.11%	$1,000.00	$1,014.33	$10.54
R2	Actual	1.61%	$1,000.00	$1,071.87	$8.27
	Hypothetical (h)	1.61%	$1,000.00	$1,016.81	$8.05
R3	Actual	1.35%	$1,000.00	$1,073.00	$6.94
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
R4	Actual	1.11%	$1,000.00	$1,074.45	$5.71
	Hypothetical (h)	1.11%	$1,000.00	$1,019.29	$5.56
R6	Actual	1.01%	$1,000.00	$1,075.28	$5.20
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include approximately 0.01% of interest expenses that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).
5

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.4%
Aerospace & Defense – 2.9%
Howmet Aerospace, Inc.	26,693	$1,125,911
Singapore Technologies Engineering Ltd.	149,400	395,534
Teledyne Technologies, Inc. (a)	760	326,853
		$1,848,298
Apparel Manufacturers – 2.7%
Burberry Group PLC	35,412	$1,050,400
Skechers USA, Inc., “A” (a)	16,013	712,739
		$1,763,139
Automotive – 2.9%
Koito Manufacturing Co. Ltd.	29,600	$497,192
LKQ Corp.	24,048	1,377,710
		$1,874,902
Biotechnology – 0.7%
Abcam PLC, ADR (a)	32,800	$472,648
Brokerage & Asset Managers – 3.4%
B3 Brasil Bolsa Balcao S.A.	283,000	$570,276
Cboe Global Markets, Inc.	5,374	678,037
Euronext N.V.	12,748	932,253
		$2,180,566
Business Services – 7.2%
Gruppo Mutuionline S.p.A.	11,015	$335,070
Keywords Studios PLC	20,269	705,086
NS Solutions Corp.	47,800	1,246,300
RS Group PLC	83,216	978,442
Thoughtworks Holding, Inc. (a)	46,111	339,377
WNS (Holdings) Ltd., ADR (a)	11,595	1,007,837
		$4,612,112
Cable TV – 0.8%
Cable One, Inc.	715	$493,786
Chemicals – 4.4%
Borregaard ASA	32,733	$555,384
Element Solutions, Inc.	48,055	987,050
IMCD Group N.V.	4,268	676,688
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – continued
UPL Ltd.	72,077	$605,266
		$2,824,388
Computer Software – 5.2%
Black Knight, Inc. (a)	11,894	$708,882
Dun & Bradstreet Holdings, Inc.	23,902	287,063
Kinaxis, Inc. (a)	3,551	412,666
OBIC Co. Ltd.	3,100	453,997
Oracle Corp. Japan	5,900	402,130
Paycor HCM, Inc. (a)	17,364	430,106
Sabre Corp. (a)	50,900	257,554
SimCorp A/S	5,631	404,578
		$3,356,976
Computer Software - Systems – 3.5%
Amadeus IT Group S.A. (a)	8,719	$547,792
Cancom SE	8,025	281,633
Kardex AG	2,172	402,645
Nagarro SE (a)	2,532	259,775
Nuvei Corp. (a)	12,748	390,726
Rapid7, Inc. (a)	7,712	364,778
		$2,247,349
Construction – 3.1%
AZEK Co., Inc. (a)	20,082	$483,775
Breedon Group PLC	810,844	692,480
Masco Corp.	15,833	830,124
		$2,006,379
Consumer Services – 1.8%
Boyd Group Services, Inc.	3,749	$593,136
Bright Horizons Family Solutions, Inc. (a)	6,948	547,780
		$1,140,916
Containers – 1.8%
Mayr-Melnhof Karton AG	2,671	$449,194
Verallia	17,896	723,072
		$1,172,266
Electrical Equipment – 1.6%
Sensata Technologies Holding PLC	20,294	$1,026,471
Electronics – 1.3%
ASM International N.V.	2,401	$820,270
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.3%
Diamondback Energy, Inc.	5,855	$823,096
Engineering - Construction – 0.9%
Jacobs Solutions, Inc.	4,821	$576,110
Entertainment – 2.7%
CTS Eventim AG (a)	11,073	$728,481
Lottery Corp. Ltd. (a)	163,778	571,970
Vivid Seats, Inc., “A” (a)	56,068	430,042
		$1,730,493
Food & Beverages – 3.8%
Bakkafrost P/f	8,493	$557,760
Cranswick PLC	30,150	1,135,124
S Foods, Inc.	20,400	417,574
Universal Robina Corp.	126,840	312,803
		$2,423,261
Gaming & Lodging – 0.9%
Penn Entertainment, Inc. (a)	18,164	$554,547
Insurance – 2.7%
Arthur J. Gallagher & Co.	2,501	$468,563
AUB Group Ltd.	67,936	1,265,367
		$1,733,930
Internet – 0.7%
Cian PLC, ADR (a)(u)	63,311	$0
Scout24 AG	8,584	471,397
		$471,397
Machinery & Tools – 7.4%
Azbil Corp.	12,200	$317,197
Fujitec Co. Ltd.	20,900	483,530
IDEX Corp.	2,807	631,519
Ingersoll Rand, Inc.	16,047	931,849
Ritchie Bros. Auctioneers, Inc.	12,896	788,848
SIG Combibloc Group AG	18,126	438,404
VAT Group AG	942	284,445
Wabtec Corp.	4,567	476,475
Zurn Elkay Water Solutions Corp.	16,904	388,792
		$4,741,059
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 3.2%
AS ONE Corp.	7,600	$317,051
ICON PLC (a)	5,340	1,204,864
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	265,113	549,739
		$2,071,654
Medical Equipment – 5.8%
Bruker BioSciences Corp.	10,329	$711,875
Envista Holdings Corp. (a)	21,507	831,460
Gerresheimer AG	11,459	1,007,793
STERIS PLC	6,197	1,165,222
		$3,716,350
Oil Services – 1.3%
ChampionX Corp.	28,175	$861,310
Other Banks & Diversified Financials – 1.9%
Allfunds Group PLC	42,357	$370,504
Shizuoka Financial Group, Inc.	103,300	825,459
		$1,195,963
Pollution Control – 3.0%
Daiseki Co. Ltd.	16,800	$505,277
GFL Environmental, Inc.	46,457	1,410,899
		$1,916,176
Printing & Publishing – 1.1%
Wolters Kluwer N.V.	5,848	$676,995
Real Estate – 4.8%
Big Yellow Group PLC, REIT	31,870	$465,385
Catena AB	9,594	376,318
LEG Immobilien SE	4,558	331,588
Sun Communities, Inc., REIT	5,033	720,424
Tritax Big Box PLC, REIT	266,555	479,976
Unite Group PLC, REIT	58,101	686,987
		$3,060,678
Restaurants – 1.7%
Sodexo	4,240	$393,483
Yum China Holdings, Inc.	12,096	710,398
		$1,103,881
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 4.9%
Axalta Coating Systems Ltd. (a)	36,457	$1,086,419
Croda International PLC	4,640	366,240
Essentra PLC	276,696	745,525
Symrise AG	9,149	936,723
		$3,134,907
Specialty Stores – 4.9%
Burlington Stores, Inc. (a)	3,654	$782,869
Just Eat Takeaway (a)	16,203	354,755
Leslie's, Inc. (a)	25,110	316,637
Multiplan Empreendimentos Imobiliarios S.A.	151,995	730,733
Musti Group OY	30,900	580,122
NISHIMATSUYA CHAIN Co., Ltd.	34,900	401,662
		$3,166,778
Telephone Services – 1.1%
Wireless Infrastructure Italian S.p.A.	61,934	$682,589
Total Common Stocks (Identified Cost, $57,755,807)		$62,481,640
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 4.55% (v) (Identified Cost, $1,763,446)	1,763,506	$1,763,506

Other Assets, Less Liabilities – (0.1)%		(72,049)
Net Assets – 100.0%		$64,173,097

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,763,506 and $62,481,640, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 2/28/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $57,755,807)	$62,481,640
Investments in affiliated issuers, at value (identified cost, $1,763,446)	1,763,506
Foreign currency, at value (identified cost, $143)	143
Receivables for
Fund shares sold	124,893
Interest and dividends	95,750
Receivable from investment adviser	21,812
Other assets	41,152
Total assets	$64,528,896
Liabilities
Payables for
Fund shares reacquired	$246,482
Payable to affiliates
Administrative services fee	108
Shareholder servicing costs	15,536
Distribution and service fees	544
Payable for independent Trustees' compensation	570
Deferred country tax expense payable	2,260
Accrued expenses and other liabilities	90,299
Total liabilities	$355,799
Net assets	$64,173,097
Net assets consist of
Paid-in capital	$65,476,828
Total distributable earnings (loss)	(1,303,731)
Net assets	$64,173,097
Shares of beneficial interest outstanding	3,251,642
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$24,220,451	1,238,671	$19.55
Class B	1,555,936	87,994	17.68
Class C	1,582,776	89,519	17.68
Class I	20,950,336	1,045,064	20.05
Class R1	123,356	6,982	17.67
Class R2	206,639	10,910	18.94
Class R3	676,835	34,623	19.55
Class R4	231,083	11,521	20.06
Class R6	14,625,685	726,358	20.14

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $20.74 [100 / 94.25 x $19.55]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 2/28/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$279,993
Dividends from affiliated issuers	29,226
Income on securities loaned	877
Foreign taxes withheld	(17,182)
Total investment income	$292,914
Expenses
Management fee	$299,498
Distribution and service fees	47,531
Shareholder servicing costs	32,310
Administrative services fee	9,553
Independent Trustees' compensation	1,602
Custodian fee	20,849
Shareholder communications	8,034
Audit and tax fees	39,698
Legal fees	214
Registration fees	61,380
Miscellaneous	16,911
Total expenses	$537,580
Reduction of expenses by investment adviser	(156,822)
Net expenses	$380,758
Net investment income (loss)	$(87,844)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $3,791 country tax)	$(732,307)
Affiliated issuers	151
Foreign currency	(1,939)
Net realized gain (loss)	$(734,095)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $9,535 decrease in deferred country tax)	$5,102,803
Affiliated issuers	72
Translation of assets and liabilities in foreign currencies	900
Net unrealized gain (loss)	$5,103,775
Net realized and unrealized gain (loss)	$4,369,680
Change in net assets from operations	$4,281,836
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22
Change in net assets
From operations
Net investment income (loss)	$(87,844)	$(341,062)
Net realized gain (loss)	(734,095)	(2,295,855)
Net unrealized gain (loss)	5,103,775	(34,775,779)
Change in net assets from operations	$4,281,836	$(37,412,696)
Total distributions to shareholders	$—	$(7,820,101)
Change in net assets from fund share transactions	$(3,842,447)	$(25,748,877)
Total change in net assets	$439,389	$(70,981,674)
Net assets
At beginning of period	63,733,708	134,715,382
At end of period	$64,173,097	$63,733,708
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$18.22	$27.56	$21.57	$18.72	$21.27	$18.31
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.10)	$(0.06)	$(0.06)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	1.37	(7.66)	6.96	3.49	(0.62)	3.57
Total from investment operations	$1.33	$(7.76)	$6.90	$3.43	$(0.65)	$3.54
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.02)	$—
From net realized gain	—	(1.58)	(0.91)	(0.58)	(1.88)	(0.58)
Total distributions declared to shareholders	$—	$(1.58)	$(0.91)	$(0.58)	$(1.90)	$(0.58)
Net asset value, end of period (x)	$19.55	$18.22	$27.56	$21.57	$18.72	$21.27
Total return (%) (r)(s)(t)(x)	7.30(n)	(29.71)	32.82	18.63	(1.65)	19.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.87(a)	1.67	1.68	1.97	2.04	1.94
Expenses after expense reductions	1.36(a)	1.35	1.34	1.49	1.51	1.50
Net investment income (loss)	(0.40)(a)	(0.45)	(0.26)	(0.32)	(0.16)	(0.17)
Portfolio turnover	12(n)	36	36	84	55	36
Net assets at end of period (000 omitted)	$24,220	$23,856	$44,743	$17,029	$11,255	$11,581
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$16.54	$25.35	$20.05	$17.57	$20.21	$17.55
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.24)	$(0.25)	$(0.19)	$(0.16)	$(0.17)
Net realized and unrealized gain (loss)	1.23	(6.99)	6.46	3.25	(0.60)	3.41
Total from investment operations	$1.14	$(7.23)	$6.21	$3.06	$(0.76)	$3.24
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	(1.58)	(0.91)	(0.58)	(1.88)	(0.58)
Total distributions declared to shareholders	$—	$(1.58)	$(0.91)	$(0.58)	$(1.88)	$(0.58)
Net asset value, end of period (x)	$17.68	$16.54	$25.35	$20.05	$17.57	$20.21
Total return (%) (r)(s)(t)(x)	6.89(n)	(30.24)	31.84	17.72	(2.35)	18.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.62(a)	2.43	2.46	2.72	2.79	2.69
Expenses after expense reductions	2.11(a)	2.10	2.10	2.24	2.26	2.25
Net investment income (loss)	(1.14)(a)	(1.15)	(1.12)	(1.08)	(0.91)	(0.90)
Portfolio turnover	12(n)	36	36	84	55	36
Net assets at end of period (000 omitted)	$1,556	$1,739	$2,979	$2,678	$2,508	$2,488
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$16.54	$25.35	$20.05	$17.57	$20.21	$17.55
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.24)	$(0.25)	$(0.19)	$(0.16)	$(0.18)
Net realized and unrealized gain (loss)	1.23	(6.99)	6.46	3.25	(0.60)	3.42
Total from investment operations	$1.14	$(7.23)	$6.21	$3.06	$(0.76)	$3.24
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	(1.58)	(0.91)	(0.58)	(1.88)	(0.58)
Total distributions declared to shareholders	$—	$(1.58)	$(0.91)	$(0.58)	$(1.88)	$(0.58)
Net asset value, end of period (x)	$17.68	$16.54	$25.35	$20.05	$17.57	$20.21
Total return (%) (r)(s)(t)(x)	6.89(n)	(30.24)	31.84	17.72	(2.35)	18.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.62(a)	2.43	2.46	2.72	2.78	2.69
Expenses after expense reductions	2.11(a)	2.10	2.10	2.24	2.26	2.25
Net investment income (loss)	(1.13)(a)	(1.16)	(1.13)	(1.08)	(0.91)	(0.93)
Portfolio turnover	12(n)	36	36	84	55	36
Net assets at end of period (000 omitted)	$1,583	$2,137	$3,896	$3,422	$3,287	$4,470
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$18.66	$28.15	$21.96	$19.00	$21.54	$18.49
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.06)	$(0.00)(w)	$(0.02)	$0.01	$0.02
Net realized and unrealized gain (loss)	1.40	(7.83)	7.10	3.56	(0.62)	3.61
Total from investment operations	$1.39	$(7.89)	$7.10	$3.54	$(0.61)	$3.63
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$—	$—	$(0.05)	$—
From net realized gain	—	(1.58)	(0.91)	(0.58)	(1.88)	(0.58)
Total distributions declared to shareholders	$—	$(1.60)	$(0.91)	$(0.58)	$(1.93)	$(0.58)
Net asset value, end of period (x)	$20.05	$18.66	$28.15	$21.96	$19.00	$21.54
Total return (%) (r)(s)(t)(x)	7.45(n)	(29.55)	33.16	18.94	(1.41)	20.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.62(a)	1.40	1.43	1.72	1.76	1.69
Expenses after expense reductions	1.11(a)	1.10	1.09	1.24	1.26	1.25
Net investment income (loss)	(0.15)(a)	(0.26)	(0.02)	(0.09)	0.05	0.11
Portfolio turnover	12(n)	36	36	84	55	36
Net assets at end of period (000 omitted)	$20,950	$20,703	$61,502	$18,688	$14,059	$28,463
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$16.53	$25.33	$20.04	$17.56	$20.20	$17.55
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.23)	$(0.25)	$(0.19)	$(0.16)	$(0.18)
Net realized and unrealized gain (loss)	1.24	(6.99)	6.45	3.25	(0.60)	3.41
Total from investment operations	$1.14	$(7.22)	$6.20	$3.06	$(0.76)	$3.23
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	(1.58)	(0.91)	(0.58)	(1.88)	(0.58)
Total distributions declared to shareholders	$—	$(1.58)	$(0.91)	$(0.58)	$(1.88)	$(0.58)
Net asset value, end of period (x)	$17.67	$16.53	$25.33	$20.04	$17.56	$20.20
Total return (%) (r)(s)(t)(x)	6.90(n)	(30.22)	31.80	17.73	(2.35)	18.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.61(a)	2.43	2.45	2.72	2.79	2.69
Expenses after expense reductions	2.11(a)	2.10	2.09	2.24	2.26	2.25
Net investment income (loss)	(1.16)(a)	(1.13)	(1.11)	(1.08)	(0.92)	(0.92)
Portfolio turnover	12(n)	36	36	84	55	36
Net assets at end of period (000 omitted)	$123	$114	$160	$120	$101	$73
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$17.67	$26.85	$21.09	$18.36	$20.93	$18.06
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.13)	$(0.14)	$(0.11)	$(0.07)	$(0.07)
Net realized and unrealized gain (loss)	1.33	(7.47)	6.81	3.42	(0.62)	3.52
Total from investment operations	$1.27	$(7.60)	$6.67	$3.31	$(0.69)	$3.45
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	—	(1.58)	(0.91)	(0.58)	(1.88)	(0.58)
Total distributions declared to shareholders	$—	$(1.58)	$(0.91)	$(0.58)	$(1.88)	$(0.58)
Net asset value, end of period (x)	$18.94	$17.67	$26.85	$21.09	$18.36	$20.93
Total return (%) (r)(s)(t)(x)	7.19(n)	(29.91)	32.47	18.33	(1.89)	19.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.12(a)	1.94	1.95	2.22	2.29	2.18
Expenses after expense reductions	1.61(a)	1.60	1.59	1.74	1.76	1.75
Net investment income (loss)	(0.64)(a)	(0.61)	(0.61)	(0.58)	(0.41)	(0.33)
Portfolio turnover	12(n)	36	36	84	55	36
Net assets at end of period (000 omitted)	$207	$225	$237	$178	$218	$211
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$18.22	$27.56	$21.57	$18.72	$21.26	$18.30
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.08)	$(0.09)	$(0.06)	$(0.03)	$(0.04)
Net realized and unrealized gain (loss)	1.37	(7.68)	6.99	3.49	(0.62)	3.58
Total from investment operations	$1.33	$(7.76)	$6.90	$3.43	$(0.65)	$3.54
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.01)	$—
From net realized gain	—	(1.58)	(0.91)	(0.58)	(1.88)	(0.58)
Total distributions declared to shareholders	$—	$(1.58)	$(0.91)	$(0.58)	$(1.89)	$(0.58)
Net asset value, end of period (x)	$19.55	$18.22	$27.56	$21.57	$18.72	$21.26
Total return (%) (r)(s)(t)(x)	7.30(n)	(29.71)	32.82	18.63	(1.63)	19.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.86(a)	1.68	1.70	1.97	2.04	1.94
Expenses after expense reductions	1.35(a)	1.35	1.34	1.49	1.51	1.50
Net investment income (loss)	(0.45)(a)	(0.37)	(0.35)	(0.31)	(0.16)	(0.18)
Portfolio turnover	12(n)	36	36	84	55	36
Net assets at end of period (000 omitted)	$677	$189	$294	$206	$152	$144
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$18.67	$28.15	$21.96	$19.00	$21.56	$18.50
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.03)	$(0.03)	$(0.02)	$0.02	$0.02
Net realized and unrealized gain (loss)	1.41	(7.85)	7.13	3.56	(0.64)	3.62
Total from investment operations	$1.39	$(7.88)	$7.10	$3.54	$(0.62)	$3.64
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$—	$—	$(0.06)	$—
From net realized gain	—	(1.58)	(0.91)	(0.58)	(1.88)	(0.58)
Total distributions declared to shareholders	$—	$(1.60)	$(0.91)	$(0.58)	$(1.94)	$(0.58)
Net asset value, end of period (x)	$20.06	$18.67	$28.15	$21.96	$19.00	$21.56
Total return (%) (r)(s)(t)(x)	7.45(n)	(29.53)	33.16	18.94	(1.43)	20.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.62(a)	1.43	1.45	1.72	1.78	1.69
Expenses after expense reductions	1.11(a)	1.10	1.09	1.24	1.26	1.25
Net investment income (loss)	(0.24)(a)	(0.13)	(0.11)	(0.08)	0.08	0.08
Portfolio turnover	12(n)	36	36	84	55	36
Net assets at end of period (000 omitted)	$231	$82	$116	$87	$73	$74
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$18.73	$28.24	$22.01	$19.03	$21.58	$18.51
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.01)	$(0.00)(w)	$0.01	$0.05	$0.04
Net realized and unrealized gain (loss)	1.42	(7.88)	7.14	3.55	(0.64)	3.61
Total from investment operations	$1.41	$(7.89)	$7.14	$3.56	$(0.59)	$3.65
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$—	$—	$(0.08)	$—
From net realized gain	—	(1.58)	(0.91)	(0.58)	(1.88)	(0.58)
Total distributions declared to shareholders	$—	$(1.62)	$(0.91)	$(0.58)	$(1.96)	$(0.58)
Net asset value, end of period (x)	$20.14	$18.73	$28.24	$22.01	$19.03	$21.58
Total return (%) (r)(s)(t)(x)	7.53(n)	(29.49)	33.27	19.01	(1.26)	20.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.52(a)	1.33	1.37	1.62	1.69	1.60
Expenses after expense reductions	1.01(a)	1.00	1.01	1.15	1.16	1.16
Net investment income (loss)	(0.06)(a)	(0.03)	(0.01)	0.03	0.24	0.18
Portfolio turnover	12(n)	36	36	84	55	36
Net assets at end of period (000 omitted)	$14,626	$14,688	$20,788	$13,432	$13,382	$6,332

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global New Discovery Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
24

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted
25

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$23,940,069	$—	$—	$23,940,069
United Kingdom	7,778,293	—	—	7,778,293
Japan	5,867,369	—	—	5,867,369
Germany	4,017,390	—	—	4,017,390
Canada	3,596,275	—	—	3,596,275
Netherlands	2,899,212	—	—	2,899,212
France	2,048,808	—	—	2,048,808
Australia	1,837,337	—	—	1,837,337
India	1,613,103	—	—	1,613,103
Other Countries	8,883,784	—	0	8,883,784
Mutual Funds	1,763,506	—	—	1,763,506
Total	$64,245,146	$—	$0	$64,245,146
For further information regarding security characteristics, see the Portfolio of Investments. At February 28, 2023, the fund held one level 3 security valued at $0, which was also held and valued at $0 at August 31, 2022.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities
26

Notes to Financial Statements (unaudited) - continued
identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2023, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
27

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/22
Ordinary income (including any short-term capital gains)	$3,483,089
Long-term capital gains	4,337,012
Total distributions	$7,820,101
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/23
Cost of investments	$61,161,710
Gross appreciation	11,162,556
Gross depreciation	(8,079,120)
Net unrealized appreciation (depreciation)	$3,083,436
As of 8/31/22
Post-October capital loss deferral	(3,139,036)
Late year ordinary loss deferral	(422,301)
Other temporary differences	(6,368)
Net unrealized appreciation (depreciation)	(2,017,862)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
28

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/23	Year ended 8/31/22
Class A	$—	$2,689,305
Class B	—	174,641
Class C	—	236,042
Class I	—	3,450,777
Class R1	—	10,037
Class R2	—	17,602
Class R3	—	14,661
Class R4	—	6,625
Class R6	—	1,220,411
Total	$—	$7,820,101
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.975%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion	0.85%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this management fee reduction amounted to $4,094, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.96% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.01%
29

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this reduction amounted to $152,728, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,862 for the six months ended February 28, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 28,756
Class B	0.75%	0.25%	1.00%	1.00%	8,103
Class C	0.75%	0.25%	1.00%	1.00%	8,949
Class R1	0.75%	0.25%	1.00%	1.00%	572
Class R2	0.25%	0.25%	0.50%	0.50%	540
Class R3	—	0.25%	0.25%	0.25%	611
Total Distribution and Service Fees					$47,531
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 28, 2023.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2023, were as follows:
Amount
Class A	$788
Class B	232
Class C	20
30

Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2023, the fee was $5,425, which equated to 0.0177% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $26,885.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.0311% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At February 28, 2023, MFS held approximately 66% of the outstanding shares of Class R1.
(4) Portfolio Securities
For the six months ended February 28, 2023, purchases and sales of investments, other than short-term obligations, aggregated $7,022,255 and $10,681,807, respectively.
31

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	162,955	$2,946,377	374,755	$8,791,107
Class B	—	—	14	250
Class C	4,432	75,407	10,749	232,708
Class I	183,001	3,399,300	658,954	14,960,270
Class R1	96	1,560	137	2,720
Class R2	672	11,870	3,219	78,069
Class R3	24,606	427,901	1,115	24,417
Class R4	7,452	127,954	—	—
Class R6	81,815	1,559,047	208,367	4,884,616
	465,029	$8,549,416	1,257,310	$28,974,157
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	107,197	$2,688,493
Class B	—	—	7,630	174,641
Class C	—	—	10,312	236,042
Class I	—	—	134,465	3,447,694
Class R1	—	—	439	10,037
Class R2	—	—	722	17,602
Class R3	—	—	585	14,661
Class R4	—	—	258	6,625
Class R6	—	—	37,602	967,130
	—	$—	299,210	$7,562,925
Shares reacquired
Class A	(233,454)	$(4,119,628)	(795,983)	$(16,371,684)
Class B	(17,136)	(286,619)	(20,014)	(435,469)
Class C	(44,156)	(721,869)	(45,502)	(920,814)
Class I	(247,470)	(4,556,268)	(1,868,911)	(40,028,971)
Class R1	(1)	(7)	(1)	(14)
Class R2	(2,519)	(45,519)	(18)	(430)
Class R3	(373)	(7,098)	(1,986)	(53,917)
Class R4	(319)	(6,415)	—	—
Class R6	(139,574)	(2,648,440)	(198,028)	(4,474,660)
	(685,002)	$(12,391,863)	(2,930,443)	$(62,285,959)
32

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Net change
Class A	(70,499)	$(1,173,251)	(314,031)	$(4,892,084)
Class B	(17,136)	(286,619)	(12,370)	(260,578)
Class C	(39,724)	(646,462)	(24,441)	(452,064)
Class I	(64,469)	(1,156,968)	(1,075,492)	(21,621,007)
Class R1	95	1,553	575	12,743
Class R2	(1,847)	(33,649)	3,923	95,241
Class R3	24,233	420,803	(286)	(14,839)
Class R4	7,133	121,539	258	6,625
Class R6	(57,759)	(1,089,393)	47,941	1,377,086
	(219,973)	$(3,842,447)	(1,373,923)	$(25,748,877)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2023, the fund’s commitment fee and interest expense were $162 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,012,274	$7,362,701	$7,611,692	$151	$72	$1,763,506
33

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$29,226	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(9) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.
(10) Subsequent Event
On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
34

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
35

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2023
MFS®  Mid Cap Growth Fund
OTC-SEM

MFS® Mid Cap Growth Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Markets — which rallied in late 2022 and early 2023 on signs of peaking inflation, hopes that monetary policy tightening cycles may be nearing an end and a rapid reopening of China’s economy — have hit turbulence after the sudden collapse of two US regional banks and the government-led merger of Switzerland’s two largest lenders. At the same time, US inflation data suggest that price pressures will prove more persistent than expected, making the US Federal Reserve’s job of trying to corral four-decade-high inflation without tipping the economy into recession that much more difficult. On a positive note, markets have largely adjusted to the challenges posed by Russia’s invasion of Ukraine, thanks in part to mild European winter weather that has alleviated concerns over potential near-term shortages of natural gas. Resilient labor markets in much of the developed world have further contributed to a brighter-than-expected economic backdrop. However, after the recent banking turmoil, investors are increasingly mindful that the lagged effects of ongoing monetary policy tightening have yet to fully work their way through the global economy.
One result of the banking crisis has been a rally in global government bond markets as investors sense that the global monetary tightening campaign is nearing its end, and the resulting lower yields have eased some of the pressure on interest rate–sensitive parts of the economy. Over the near term, amid tighter financial conditions, we feel companies will face a challenging earnings backdrop as they are forced to absorb higher input and labor costs while pricing power dwindles. As for fixed income, the rise in interest rates in recent months has made bonds more attractive than they have been in years, which may provide balance for investors’ portfolios.
During times of market transition, it is important to have a deep understanding of company fundamentals, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Cadence Design Systems, Inc.	3.5%
MSCI, Inc.	3.2%
Monolithic Power Systems, Inc.	3.2%
Arthur J. Gallagher & Co.	3.0%
AMETEK, Inc.	2.6%
STERIS PLC	2.3%
O'Reilly Automotive, Inc.	2.2%
Verisk Analytics, Inc., “A”	2.2%
Vulcan Materials Co.	2.2%
Wolters Kluwer N.V.	2.0%
GICS equity sectors (g)
Information Technology	23.1%
Industrials	21.7%
Health Care	16.9%
Consumer Discretionary	15.3%
Financials	9.7%
Communication Services	2.9%
Energy	2.6%
Materials	2.5%
Real Estate	2.1%
Consumer Staples	0.9%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of February 28, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2022 through February 28, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/22	Ending Account Value 2/28/23	Expenses Paid During Period (p) 9/01/22-2/28/23
A	Actual	1.03%	$1,000.00	$1,023.50	$5.17
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
B	Actual	1.78%	$1,000.00	$1,019.16	$8.91
	Hypothetical (h)	1.78%	$1,000.00	$1,015.97	$8.90
C	Actual	1.78%	$1,000.00	$1,019.83	$8.91
	Hypothetical (h)	1.78%	$1,000.00	$1,015.97	$8.90
I	Actual	0.78%	$1,000.00	$1,024.73	$3.92
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
R1	Actual	1.78%	$1,000.00	$1,019.83	$8.91
	Hypothetical (h)	1.78%	$1,000.00	$1,015.97	$8.90
R2	Actual	1.28%	$1,000.00	$1,021.98	$6.42
	Hypothetical (h)	1.28%	$1,000.00	$1,018.45	$6.41
R3	Actual	1.03%	$1,000.00	$1,023.66	$5.17
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
R4	Actual	0.78%	$1,000.00	$1,024.51	$3.92
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91
R6	Actual	0.66%	$1,000.00	$1,025.29	$3.31
	Hypothetical (h)	0.66%	$1,000.00	$1,021.52	$3.31
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Aerospace & Defense – 2.2%
Howmet Aerospace, Inc.	5,228,281	$220,528,893
Teledyne Technologies, Inc. (a)	140,242	60,313,877
		$280,842,770
Automotive – 2.8%
Copart, Inc. (a)	2,925,176	$206,107,901
LKQ Corp.	2,743,323	157,164,975
		$363,272,876
Brokerage & Asset Managers – 1.8%
NASDAQ, Inc.	4,218,615	$236,495,557
Business Services – 12.1%
CoStar Group, Inc. (a)	2,928,207	$206,907,107
Endava PLC, ADR (a)	274,230	21,812,254
Equifax, Inc.	883,909	179,018,090
Factset Research Systems, Inc.	250,958	104,034,639
Morningstar, Inc.	419,498	86,974,520
MSCI, Inc.	773,513	403,889,813
Thoughtworks Holding, Inc. (a)	1,629,960	11,996,505
TransUnion	1,492,881	97,679,204
Tyler Technologies, Inc. (a)	486,338	156,236,082
Verisk Analytics, Inc., “A”	1,612,715	275,951,664
		$1,544,499,878
Computer Software – 10.9%
Autodesk, Inc. (a)	454,297	$90,264,271
Black Knight, Inc. (a)	2,751,842	164,009,783
Bumble, Inc., “A” (a)	974,689	23,567,980
Cadence Design Systems, Inc. (a)	2,352,508	453,892,894
Dun & Bradstreet Holdings, Inc.	7,509,809	90,192,806
Lumine Group, Inc. (a)	370,700	3,794,809
NICE Systems Ltd., ADR (a)	1,057,002	219,232,785
Paylocity Holding Corp. (a)	689,792	132,860,837
Synopsys, Inc. (a)	582,820	212,006,603
		$1,389,822,768
Computer Software - Systems – 2.7%
Constellation Software, Inc.	123,551	$212,437,094
ServiceNow, Inc. (a)	301,701	130,386,121
		$342,823,215
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 3.8%
AZEK Co., Inc. (a)	3,131,534	$75,438,654
Martin Marietta Materials, Inc.	124,547	44,820,729
Pool Corp.	246,231	87,869,995
Vulcan Materials Co.	1,520,821	275,131,727
		$483,261,105
Consumer Products – 0.9%
Church & Dwight Co., Inc.	1,453,443	$121,769,455
Consumer Services – 1.4%
Bright Horizons Family Solutions, Inc. (a)	2,241,710	$176,736,416
Electrical Equipment – 4.5%
AMETEK, Inc.	2,374,989	$336,203,443
Hubbell, Inc.	204,747	51,502,060
Littlefuse, Inc.	450,137	116,463,946
Rockwell Automation, Inc.	237,460	70,034,078
		$574,203,527
Electronics – 5.1%
ASM International N.V.	416,512	$142,295,953
Entegris, Inc.	1,322,156	112,687,356
Monolithic Power Systems, Inc.	832,047	402,952,042
		$657,935,351
Energy - Independent – 2.6%
Chesapeake Energy Corp.	1,266,352	$102,333,905
Diamondback Energy, Inc.	800,498	112,534,009
Hess Corp.	866,260	116,685,222
		$331,553,136
Energy - Renewables – 0.7%
Enphase Energy, Inc. (a)	439,819	$92,595,094
Engineering - Construction – 0.4%
Quanta Services, Inc.	303,885	$49,047,039
Gaming & Lodging – 2.4%
Hyatt Hotels Corp. (a)	1,624,560	$188,838,854
Red Rock Resorts, Inc.	2,646,106	115,555,449
		$304,394,303
General Merchandise – 1.1%
Five Below, Inc. (a)	686,590	$140,270,337
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.0%
Arthur J. Gallagher & Co.	2,049,390	$383,953,216
Internet – 2.2%
Gartner, Inc. (a)	671,410	$220,094,912
Match Group, Inc. (a)	1,583,989	65,608,824
		$285,703,736
Leisure & Toys – 1.7%
Electronic Arts, Inc.	398,646	$44,225,787
Take-Two Interactive Software, Inc. (a)	1,532,032	167,834,106
		$212,059,893
Machinery & Tools – 3.6%
IDEX Corp.	1,031,456	$232,056,971
Ingersoll Rand, Inc.	1,165,763	67,695,857
Wabtec Corp.	1,563,676	163,138,317
		$462,891,145
Medical & Health Technology & Services – 4.2%
Henry Schein, Inc. (a)	1,410,809	$110,480,453
ICON PLC (a)	1,141,554	257,568,829
IDEXX Laboratories, Inc. (a)	243,989	115,465,354
Veeva Systems, Inc. (a)	330,792	54,799,003
		$538,313,639
Medical Equipment – 10.6%
Agilent Technologies, Inc.	1,713,918	$243,324,938
Bio-Techne Corp.	530,578	38,541,186
Bruker BioSciences Corp.	2,170,348	149,580,384
Envista Holdings Corp. (a)	3,982,048	153,945,976
Maravai Lifesciences Holdings, Inc., “A” (a)	916,345	13,516,089
Mettler-Toledo International, Inc. (a)	85,648	122,794,394
PerkinElmer, Inc.	1,299,623	161,894,037
Repligen Corp. (a)	210,332	36,675,591
STERIS PLC	1,535,705	288,758,611
Waters Corp. (a)	452,484	140,672,751
		$1,349,703,957
Other Banks & Diversified Financials – 0.2%
S&P Global, Inc.	68,489	$23,368,447
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 2.2%
Alnylam Pharmaceuticals, Inc. (a)	596,421	$114,184,800
Ascendis Pharma, ADR (a)	1,092,061	121,317,057
Legend Biotech Corp., ADR (a)	907,623	41,914,030
		$277,415,887
Pollution Control – 1.3%
Waste Connections, Inc.	1,267,239	$169,708,647
Printing & Publishing – 2.5%
Warner Music Group Corp.	2,043,334	$64,487,621
Wolters Kluwer N.V.	2,239,643	259,272,868
		$323,760,489
Railroad & Shipping – 0.2%
Canadian Pacific Railway Ltd.	290,201	$22,037,864
Real Estate – 1.1%
Extra Space Storage, Inc., REIT	819,167	$134,875,847
Restaurants – 1.2%
Chipotle Mexican Grill, Inc., “A” (a)	98,604	$147,026,452
Domino's Pizza, Inc.	40,160	11,807,442
		$158,833,894
Specialty Stores – 7.3%
Burlington Stores, Inc. (a)	415,233	$88,963,670
Lululemon Athletica, Inc. (a)	431,940	133,555,848
O'Reilly Automotive, Inc. (a)	342,407	284,232,051
Tractor Supply Co.	735,632	171,593,520
Ulta Beauty, Inc. (a)	496,007	257,328,432
		$935,673,521
Telecommunications - Wireless – 1.0%
SBA Communications Corp., REIT	505,724	$131,159,519
Total Common Stocks (Identified Cost, $9,426,515,673)		$12,498,982,528
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 4.55% (v) (Identified Cost, $277,575,019)	277,580,084	$277,580,084

Other Assets, Less Liabilities – 0.1%		14,166,036
Net Assets – 100.0%		$12,790,728,648

(a)	Non-income producing security.
8

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $277,580,084 and $12,498,982,528, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 2/28/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $9,426,515,673)	$12,498,982,528
Investments in affiliated issuers, at value (identified cost, $277,575,019)	277,580,084
Receivables for
Investments sold	57,670,100
Fund shares sold	12,748,050
Dividends	4,524,714
Other assets	61,431
Total assets	$12,851,566,907
Liabilities
Payable to custodian	$675
Payables for
Investments purchased	47,918,423
Fund shares reacquired	10,143,669
Payable to affiliates
Investment adviser	440,364
Administrative services fee	3,537
Shareholder servicing costs	1,702,438
Distribution and service fees	33,379
Payable for independent Trustees' compensation	18,700
Accrued expenses and other liabilities	577,074
Total liabilities	$60,838,259
Net assets	$12,790,728,648
Net assets consist of
Paid-in capital	$10,110,053,950
Total distributable earnings (loss)	2,680,674,698
Net assets	$12,790,728,648
Shares of beneficial interest outstanding	520,022,857
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,476,421,777	63,960,720	$23.08
Class B	8,762,474	484,276	18.09
Class C	76,987,023	4,402,411	17.49
Class I	3,996,809,362	160,786,501	24.86
Class R1	3,157,056	175,417	18.00
Class R2	21,260,879	993,754	21.39
Class R3	565,946,161	24,684,233	22.93
Class R4	260,916,050	10,762,973	24.24
Class R6	6,380,467,866	253,772,572	25.14

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $24.49 [100 / 94.25 x $23.08]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 2/28/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$39,359,362
Dividends from affiliated issuers	5,393,774
Other	183,489
Income on securities loaned	1,695
Foreign taxes withheld	(158,490)
Total investment income	$44,779,830
Expenses
Management fee	$40,481,000
Distribution and service fees	2,994,268
Shareholder servicing costs	4,290,767
Administrative services fee	316,702
Independent Trustees' compensation	60,841
Custodian fee	198,246
Shareholder communications	384,476
Audit and tax fees	33,369
Legal fees	30,330
Miscellaneous	364,229
Total expenses	$49,154,228
Fees paid indirectly	(4,304)
Reduction of expenses by investment adviser and distributor	(842,330)
Net expenses	$48,307,594
Net investment income (loss)	$(3,527,764)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(325,316,527)
Affiliated issuers	(10,470)
Foreign currency	26,967
Net realized gain (loss)	$(325,300,030)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$633,458,221
Affiliated issuers	7,277
Translation of assets and liabilities in foreign currencies	7,665
Net unrealized gain (loss)	$633,473,163
Net realized and unrealized gain (loss)	$308,173,133
Change in net assets from operations	$304,645,369
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22
Change in net assets
From operations
Net investment income (loss)	$(3,527,764)	$(41,117,061)
Net realized gain (loss)	(325,300,030)	57,533,222
Net unrealized gain (loss)	633,473,163	(4,448,543,700)
Change in net assets from operations	$304,645,369	$(4,432,127,539)
Total distributions to shareholders	$—	$(537,250,947)
Change in net assets from fund share transactions	$(715,088,743)	$2,159,735,658
Total change in net assets	$(410,443,374)	$(2,809,642,828)
Net assets
At beginning of period	13,201,172,022	16,010,814,850
At end of period	$12,790,728,648	$13,201,172,022
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$22.55	$31.84	$24.65	$20.19	$19.16	$16.34
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.15)	$(0.18)	$(0.07)	$(0.07)	$(0.09)
Net realized and unrealized gain (loss)	0.57	(8.02)	7.60	4.71	1.83	4.32
Total from investment operations	$0.53	$(8.17)	$7.42	$4.64	$1.76	$4.23
Less distributions declared to shareholders
From net realized gain	$—	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)
Net asset value, end of period (x)	$23.08	$22.55	$31.84	$24.65	$20.19	$19.16
Total return (%) (r)(s)(t)(x)	2.35(n)	(26.53)	30.30	23.16	10.13	27.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04(a)	1.03	1.01	1.05	1.10	1.17
Expenses after expense reductions (f)	1.03(a)	1.01	1.00	1.04	1.09	1.16
Net investment income (loss)	(0.32)(a)	(0.54)	(0.65)	(0.35)	(0.36)	(0.55)
Portfolio turnover	11(n)	21	23	34	21	33
Net assets at end of period (000 omitted)	$1,476,422	$1,477,097	$2,130,372	$1,483,320	$1,065,566	$824,847
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$17.75	$25.48	$19.91	$16.47	$15.90	$13.88
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.28)	$(0.31)	$(0.19)	$(0.17)	$(0.19)
Net realized and unrealized gain (loss)	0.43(g)	(6.33)(g)	6.11	3.81	1.47	3.62
Total from investment operations	$0.34	$(6.61)	$5.80	$3.62	$1.30	$3.43
Less distributions declared to shareholders
From net realized gain	$—	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)
Net asset value, end of period (x)	$18.09	$17.75	$25.48	$19.91	$16.47	$15.90
Total return (%) (r)(s)(t)(x)	1.92(n)	(27.05)	29.36	22.20	9.28	26.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.78	1.76	1.80	1.85	1.92
Expenses after expense reductions (f)	1.78(a)	1.76	1.75	1.79	1.84	1.91
Net investment income (loss)	(1.07)(a)	(1.30)	(1.39)	(1.10)	(1.12)	(1.30)
Portfolio turnover	11(n)	21	23	34	21	33
Net assets at end of period (000 omitted)	$8,762	$10,002	$18,021	$17,725	$18,581	$19,329

Class C	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$17.15	$24.66	$19.28	$15.95	$15.42	$13.50
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.27)	$(0.30)	$(0.18)	$(0.16)	$(0.18)
Net realized and unrealized gain (loss)	0.43(g)	(6.12)(g)	5.91(g)	3.69	1.42	3.51
Total from investment operations	$0.34	$(6.39)	$5.61	$3.51	$1.26	$3.33
Less distributions declared to shareholders
From net realized gain	$—	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)
Net asset value, end of period (x)	$17.49	$17.15	$24.66	$19.28	$15.95	$15.42
Total return (%) (r)(s)(t)(x)	1.98(n)	(27.06)	29.34	22.23	9.31	26.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.78	1.76	1.80	1.85	1.92
Expenses after expense reductions (f)	1.78(a)	1.76	1.75	1.79	1.84	1.91
Net investment income (loss)	(1.07)(a)	(1.30)	(1.40)	(1.10)	(1.11)	(1.30)
Portfolio turnover	11(n)	21	23	34	21	33
Net assets at end of period (000 omitted)	$76,987	$85,842	$137,007	$109,521	$78,858	$54,080
See Notes to Financial Statements
15

Financial Highlights – continued
Class I	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$24.26	$34.07	$26.30	$21.48	$20.28	$17.17
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.08)	$(0.12)	$(0.02)	$(0.02)	$(0.06)
Net realized and unrealized gain (loss)	0.61	(8.61)	8.12	5.02	1.95	4.58
Total from investment operations	$0.60	$(8.69)	$8.00	$5.00	$1.93	$4.52
Less distributions declared to shareholders
From net realized gain	$—	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)
Net asset value, end of period (x)	$24.86	$24.26	$34.07	$26.30	$21.48	$20.28
Total return (%) (r)(s)(t)(x)	2.47(n)	(26.32)	30.60	23.45	10.42	28.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.78	0.76	0.80	0.84	0.92
Expenses after expense reductions (f)	0.78(a)	0.77	0.75	0.79	0.83	0.91
Net investment income (loss)	(0.07)(a)	(0.28)	(0.40)	(0.10)	(0.09)	(0.30)
Portfolio turnover	11(n)	21	23	34	21	33
Net assets at end of period (000 omitted)	$3,996,809	$4,344,475	$4,444,325	$3,837,781	$1,330,368	$332,008
See Notes to Financial Statements
16

Financial Highlights – continued
Class R1	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$17.65	$25.35	$19.81	$16.39	$15.82	$13.82
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.28)	$(0.31)	$(0.18)	$(0.17)	$(0.19)
Net realized and unrealized gain (loss)	0.44(g)	(6.30)(g)	6.08	3.78	1.47	3.60
Total from investment operations	$0.35	$(6.58)	$5.77	$3.60	$1.30	$3.41
Less distributions declared to shareholders
From net realized gain	$—	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)
Net asset value, end of period (x)	$18.00	$17.65	$25.35	$19.81	$16.39	$15.82
Total return (%) (r)(s)(t)(x)	1.98(n)	(27.07)	29.36	22.18	9.33	26.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.78	1.76	1.80	1.85	1.92
Expenses after expense reductions (f)	1.78(a)	1.76	1.75	1.79	1.84	1.91
Net investment income (loss)	(1.07)(a)	(1.30)	(1.39)	(1.09)	(1.12)	(1.30)
Portfolio turnover	11(n)	21	23	34	21	33
Net assets at end of period (000 omitted)	$3,157	$3,040	$5,281	$4,187	$3,472	$2,827

Class R2	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$20.93	$29.70	$23.06	$18.95	$18.08	$15.53
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.20)	$(0.24)	$(0.12)	$(0.11)	$(0.13)
Net realized and unrealized gain (loss)	0.52	(7.45)	7.11	4.41	1.71	4.09
Total from investment operations	$0.46	$(7.65)	$6.87	$4.29	$1.60	$3.96
Less distributions declared to shareholders
From net realized gain	$—	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)
Net asset value, end of period (x)	$21.39	$20.93	$29.70	$23.06	$18.95	$18.08
Total return (%) (r)(s)(t)(x)	2.20(n)	(26.70)	30.00	22.83	9.84	27.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29(a)	1.28	1.26	1.30	1.35	1.42
Expenses after expense reductions (f)	1.28(a)	1.27	1.25	1.29	1.34	1.41
Net investment income (loss)	(0.57)(a)	(0.79)	(0.90)	(0.60)	(0.61)	(0.80)
Portfolio turnover	11(n)	21	23	34	21	33
Net assets at end of period (000 omitted)	$21,261	$21,633	$29,120	$15,176	$11,060	$9,069
See Notes to Financial Statements
17

Financial Highlights – continued
Class R3	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$22.40	$31.63	$24.49	$20.06	$19.04	$16.24
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.14)	$(0.18)	$(0.07)	$(0.06)	$(0.09)
Net realized and unrealized gain (loss)	0.57	(7.97)	7.55	4.68	1.81	4.30
Total from investment operations	$0.53	$(8.11)	$7.37	$4.61	$1.75	$4.21
Less distributions declared to shareholders
From net realized gain	$—	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)
Net asset value, end of period (x)	$22.93	$22.40	$31.63	$24.49	$20.06	$19.04
Total return (%) (r)(s)(t)(x)	2.37(n)	(26.52)	30.29	23.16	10.14	27.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04(a)	1.03	1.01	1.05	1.09	1.17
Expenses after expense reductions (f)	1.03(a)	1.01	1.00	1.04	1.09	1.16
Net investment income (loss)	(0.32)(a)	(0.54)	(0.65)	(0.35)	(0.34)	(0.55)
Portfolio turnover	11(n)	21	23	34	21	33
Net assets at end of period (000 omitted)	$565,946	$557,897	$777,474	$451,972	$239,505	$95,010

Class R4	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$23.66	$33.25	$25.67	$20.97	$19.82	$16.82
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.08)	$(0.12)	$(0.02)	$(0.02)	$(0.05)
Net realized and unrealized gain (loss)	0.59	(8.39)	7.93	4.90	1.90	4.46
Total from investment operations	$0.58	$(8.47)	$7.81	$4.88	$1.88	$4.41
Less distributions declared to shareholders
From net realized gain	$—	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)
Net asset value, end of period (x)	$24.24	$23.66	$33.25	$25.67	$20.97	$19.82
Total return (%) (r)(s)(t)(x)	2.45(n)	(26.30)	30.61	23.45	10.40	27.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.78	0.76	0.80	0.84	0.92
Expenses after expense reductions (f)	0.78(a)	0.76	0.75	0.79	0.83	0.91
Net investment income (loss)	(0.06)(a)	(0.29)	(0.40)	(0.10)	(0.08)	(0.30)
Portfolio turnover	11(n)	21	23	34	21	33
Net assets at end of period (000 omitted)	$260,916	$300,198	$389,323	$242,937	$173,441	$54,141
See Notes to Financial Statements
18

Financial Highlights – continued
Class R6	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$24.52	$34.39	$26.51	$21.63	$20.40	$17.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$(0.05)	$(0.09)	$(0.00)(w)	$(0.00)(w)	$(0.04)
Net realized and unrealized gain (loss)	0.61	(8.70)	8.20	5.06	1.96	4.60
Total from investment operations	$0.62	$(8.75)	$8.11	$5.06	$1.96	$4.56
Less distributions declared to shareholders
From net realized gain	$—	$(1.12)	$(0.23)	$(0.18)	$(0.73)	$(1.41)
Net asset value, end of period (x)	$25.14	$24.52	$34.39	$26.51	$21.63	$20.40
Total return (%) (r)(s)(t)(x)	2.53(n)	(26.24)	30.78	23.57	10.51	28.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67(a)	0.66	0.66	0.70	0.75	0.81
Expenses after expense reductions (f)	0.66(a)	0.65	0.65	0.69	0.74	0.81
Net investment income (loss)	0.05(a)	(0.18)	(0.30)	(0.01)	(0.01)	(0.19)
Portfolio turnover	11(n)	21	23	34	21	33
Net assets at end of period (000 omitted)	$6,380,468	$6,400,990	$8,056,150	$5,343,295	$3,053,325	$2,013,624

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
19

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a
20

Notes to Financial Statements (unaudited) - continued
third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant
21

Notes to Financial Statements (unaudited) - continued
unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$11,285,159,167	$—	$—	$11,285,159,167
Canada	404,183,605	3,794,809	—	407,978,414
Netherlands	401,568,821	—	—	401,568,821
Israel	219,232,785	—	—	219,232,785
Denmark	121,317,057	—	—	121,317,057
China	41,914,030	—	—	41,914,030
United Kingdom	21,812,254	—	—	21,812,254
Mutual Funds	277,580,084	—	—	277,580,084
Total	$12,772,767,803	$3,794,809	$—	$12,776,562,612
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and
22

Notes to Financial Statements (unaudited) - continued
the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2023, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended February 28, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
23

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/22
Long-term capital gains	$537,250,947
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/23
Cost of investments	$9,736,143,316
Gross appreciation	3,503,357,461
Gross depreciation	(462,938,165)
Net unrealized appreciation (depreciation)	$3,040,419,296
As of 8/31/22
Post-October capital loss deferral	(1,945,339)
Late year ordinary loss deferral	(28,954,607)
Other temporary differences	(24,523)
Net unrealized appreciation (depreciation)	2,406,953,798
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective
24

Notes to Financial Statements (unaudited) - continued
May 20, 2022, all Class 529A shares were redeemed. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/23	Year ended 8/31/22
Class A	$—	$73,067,955
Class B	—	748,546
Class C	—	6,177,797
Class I	—	148,116,466
Class R1	—	213,962
Class R2	—	1,067,690
Class R3	—	27,531,600
Class R4	—	13,409,624
Class R6	—	266,032,167
Class 529A	—	775,541
Class 529B	—	20,577
Class 529C	—	89,022
Total	$—	$537,250,947
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.62%
In excess of $10 billion and up to $20 billion	0.60%
In excess of $20 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this management fee reduction amounted to $842,090, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.63% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and
25

Notes to Financial Statements (unaudited) - continued
closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.95%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $86,110 for the six months ended February 28, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,793,830
Class B	0.75%	0.25%	1.00%	1.00%	45,607
Class C	0.75%	0.25%	1.00%	1.00%	399,963
Class R1	0.75%	0.25%	1.00%	1.00%	15,055
Class R2	0.25%	0.25%	0.50%	0.50%	52,958
Class R3	—	0.25%	0.25%	0.25%	686,855
Total Distribution and Service Fees					$2,994,268
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2023, this rebate amounted to $239 and $1 for Class A and Class B shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
26

Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2023, were as follows:
Amount
Class A	$13,211
Class B	1,851
Class C	2,524
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2023, the fee was $215,883, which equated to 0.0034% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,074,884.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.0050% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2023, this reimbursement amounted to $183,470, which is included in “Other” income in the Statement of Operations.
27

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended February 28, 2023, purchases and sales of investments, other than short-term obligations, aggregated $1,352,482,931 and $1,834,010,228, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,591,577	$80,816,276	9,868,708	$265,315,267
Class B	1,045	18,081	14,516	307,178
Class C	184,078	3,127,056	534,315	11,139,743
Class I	19,659,722	473,609,674	89,719,506	2,507,689,230
Class R1	13,173	230,476	49,304	944,614
Class R2	104,240	2,191,645	283,121	6,705,228
Class R3	1,901,615	41,942,020	5,565,877	152,192,681
Class R4	680,284	15,992,764	3,417,403	98,438,861
Class R6	19,576,764	473,224,009	62,579,666	1,796,018,041
Class 529A	—	—	148,939	3,902,308
Class 529C	—	—	3,364	72,642
	45,712,498	$1,091,152,001	172,184,719	$4,842,725,793
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,229,393	$67,126,982
Class B	—	—	31,222	743,772
Class C	—	—	262,437	6,041,311
Class I	—	—	4,428,656	143,178,436
Class R1	—	—	9,032	213,962
Class R2	—	—	37,904	1,060,935
Class R3	—	—	920,481	27,531,600
Class R4	—	—	420,915	13,271,465
Class R6	—	—	7,829,985	255,649,000
Class 529A	—	—	25,016	728,457
Class 529B	—	—	882	20,577
Class 529C	—	—	3,783	84,504
	—	$—	16,199,706	$515,651,001
28

Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/23		Year ended 8/31/22
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(5,122,355)	$(114,340,134)	(13,524,270)	$(365,851,473)
Class B	(80,412)	(1,403,395)	(189,482)	(3,953,877)
Class C	(786,936)	(13,415,849)	(1,347,145)	(26,777,702)
Class I	(37,968,087)	(917,364,761)	(45,501,419)	(1,269,169,583)
Class R1	(9,972)	(173,467)	(94,474)	(1,950,615)
Class R2	(144,058)	(3,015,463)	(267,999)	(6,609,163)
Class R3	(2,121,473)	(47,156,400)	(6,163,771)	(165,731,977)
Class R4	(2,606,989)	(59,896,276)	(2,855,925)	(83,173,120)
Class R6	(26,849,247)	(649,474,999)	(43,636,874)	(1,254,373,862)
Class 529A	—	—	(865,908)	(18,927,325)
Class 529B	—	—	(19,553)	(397,842)
Class 529C	—	—	(88,278)	(1,724,597)
	(75,689,529)	$(1,806,240,744)	(114,555,098)	$(3,198,641,136)
Net change
Class A	(1,530,778)	$(33,523,858)	(1,426,169)	$(33,409,224)
Class B	(79,367)	(1,385,314)	(143,744)	(2,902,927)
Class C	(602,858)	(10,288,793)	(550,393)	(9,596,648)
Class I	(18,308,365)	(443,755,087)	48,646,743	1,381,698,083
Class R1	3,201	57,009	(36,138)	(792,039)
Class R2	(39,818)	(823,818)	53,026	1,157,000
Class R3	(219,858)	(5,214,380)	322,587	13,992,304
Class R4	(1,926,705)	(43,903,512)	982,393	28,537,206
Class R6	(7,272,483)	(176,250,990)	26,772,777	797,293,179
Class 529A	—	—	(691,953)	(14,296,560)
Class 529B	—	—	(18,671)	(377,265)
Class 529C	—	—	(81,131)	(1,567,451)
	(29,977,031)	$(715,088,743)	73,829,327	$2,159,735,658
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 4%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
29

Notes to Financial Statements (unaudited) - continued
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2023, the fund’s commitment fee and interest expense were $33,391 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$457,382,967	$648,946,041	$828,745,731	$(10,470)	$7,277	$277,580,084

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,393,774	$—
(8) Redemptions In-Kind
On October 5, 2022, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $89,074,330. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $40,107,051 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
30

Notes to Financial Statements (unaudited) - continued
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(10) Subsequent Event
On March 13, 2023, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities and cash that were valued at $20,713,604. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $9,335,420 for the fund.
On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
31

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
32

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
February 28, 2023
MFS®  U.S. Government
Money Market Fund
MCM-SEM

MFS® U.S. Government
Money Market Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Markets — which rallied in late 2022 and early 2023 on signs of peaking inflation, hopes that monetary policy tightening cycles may be nearing an end and a rapid reopening of China’s economy — have hit turbulence after the sudden collapse of two US regional banks and the government-led merger of Switzerland’s two largest lenders. At the same time, US inflation data suggest that price pressures will prove more persistent than expected, making the US Federal Reserve’s job of trying to corral four-decade-high inflation without tipping the economy into recession that much more difficult. On a positive note, markets have largely adjusted to the challenges posed by Russia’s invasion of Ukraine, thanks in part to mild European winter weather that has alleviated concerns over potential near-term shortages of natural gas. Resilient labor markets in much of the developed world have further contributed to a brighter-than-expected economic backdrop. However, after the recent banking turmoil, investors are increasingly mindful that the lagged effects of ongoing monetary policy tightening have yet to fully work their way through the global economy.
One result of the banking crisis has been a rally in global government bond markets as investors sense that the global monetary tightening campaign is nearing its end, and the resulting lower yields have eased some of the pressure on interest rate–sensitive parts of the economy. Over the near term, amid tighter financial conditions, we feel companies will face a challenging earnings backdrop as they are forced to absorb higher input and labor costs while pricing power dwindles. As for fixed income, the rise in interest rates in recent months has made bonds more attractive than they have been in years, which may provide balance for investors’ portfolios.
During times of market transition, it is important to have a deep understanding of company fundamentals, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
April 14, 2023
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (u)
Maturity breakdown (u)
0 - 7 days	61.3%
8 - 29 days	38.9%
30 - 59 days	0.0%
60 - 89 days	0.0%
Other Assets Less Liabilities	(0.2)%

Composition including fixed income credit quality (a)(u)
A-1+	54.1%
A-1	46.1%
Other Assets Less Liabilities	(0.2)%
(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.
From time to time Other Assets Less Liabilities may be negative due to timing of cash receipts.
Percentages are based on net assets as of February 28, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
September 1, 2022 through February 28, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Annualized Expense Ratio	Beginning Account Value 9/01/22	Ending Account Value 2/28/23	Expenses Paid During Period (p) 9/01/22-2/28/23
Actual	0.45%	$1,000.00	$1,015.47	$2.25
Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
3

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 83.0%
Fannie Mae, 4.43%, due 3/07/2023	$32,500,000	$32,476,438
Federal Farm Credit Bank, 4.55%, due 3/01/2023	28,750,000	28,750,000
Federal Home Loan Bank, 4.5%, due 3/01/2023	32,500,000	32,500,000
Freddie Mac, 4.39%, due 3/06/2023	32,500,000	32,480,545
U.S. Treasury Bill, 4.56%, due 3/02/2023	48,333,000	48,327,089
U.S. Treasury Bill, 4.48%, due 3/07/2023	18,000,000	17,986,553
U.S. Treasury Bill, 4.54%, due 3/09/2023	18,000,000	17,982,070
U.S. Treasury Bill, 4.55%, due 3/14/2023	27,500,000	27,455,556
U.S. Treasury Bill, 4.56%, due 3/16/2023	38,000,000	37,929,383
U.S. Treasury Bill, 4.58%, due 3/21/2023	28,500,000	28,428,726
U.S. Treasury Bill, 4.54%, due 3/23/2023	20,500,000	20,444,251
U.S. Treasury Bill, 4.61%, due 3/28/2023	37,873,000	37,744,185
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$362,504,796
Repurchase Agreements – 17.2%
Bank of America Corp. Repurchase Agreement, 4.51%, dated 2/28/2023, due 3/01/2023, total to be received $37,442,690 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $38,554,800)	$37,438,000	$37,438,000
JPMorgan Chase & Co. Repurchase Agreement, 4.51%, dated 2/28/2023, due 3/01/2023, total to be received $37,523,700 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $38,274,248)	37,519,000	37,519,000
Total Repurchase Agreements, at Cost and Value		$74,957,000

Other Assets, Less Liabilities – (0.2)%		(713,525)
Net Assets – 100.0%		$436,748,271

(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
4

Financial Statements
Statement of Assets and Liabilities
At 2/28/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at cost and value	$362,504,796
Investments in unaffiliated repurchase agreements, at cost and value	74,957,000
Cash	908
Receivables for
Fund shares sold	991,388
Interest	9,391
Receivable from investment adviser and distributor	35,361
Other assets	14,251
Total assets	$438,513,095
Liabilities
Payables for
Distributions	$2,334
Fund shares reacquired	1,651,078
Payable to affiliates
Administrative services fee	412
Shareholder servicing costs	74,494
Payable for independent Trustees' compensation	2,441
Accrued expenses and other liabilities	34,065
Total liabilities	$1,764,824
Net assets	$436,748,271
Net assets consist of
Paid-in capital	$436,756,761
Total distributable earnings (loss)	(8,490)
Net assets	$436,748,271
Shares of beneficial interest outstanding	436,754,846
Net asset value per share (net assets of $436,748,271 / 436,754,846 shares of beneficial interest outstanding)	$1.00
A contingent deferred sales charge may be imposed on redemptions.
See Notes to Financial Statements
5

Financial Statements
Statement of Operations
Six months ended 2/28/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$8,300,063
Other	8,749
Total investment income	$8,308,812
Expenses
Management fee	$937,623
Shareholder servicing costs	234,230
Administrative services fee	39,676
Independent Trustees' compensation	5,525
Custodian fee	10,579
Shareholder communications	7,050
Audit and tax fees	23,034
Legal fees	1,069
Miscellaneous	56,690
Total expenses	$1,315,476
Fees paid indirectly	(10,579)
Reduction of expenses by investment adviser	(259,536)
Net expenses	$1,045,361
Net investment income (loss)	$7,263,451
Change in net assets from operations	$7,263,451
See Notes to Financial Statements
6

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22
Change in net assets
From operations
Net investment income (loss)	$7,263,451	$1,244,698
Net realized gain (loss)	—	(5,979)
Change in net assets from operations	$7,263,451	$1,238,719
Total distributions to shareholders	$(7,263,451)	$(1,285,595)
Change in net assets from fund share transactions	$(27,607,076)	$120,193,159
Total change in net assets	$(27,607,076)	$120,146,283
Net assets
At beginning of period	464,355,347	344,209,064
At end of period	$436,748,271	$464,355,347
See Notes to Financial Statements
7

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	2/28/23 (unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.00(w)	$0.00	$0.00(w)	$0.02	$0.01
Net realized and unrealized gain (loss)	—	(0.00)(w)	0.00(w)	0.01	0.00(w)	—
Total from investment operations	$0.02	$0.00(w)	$0.00(w)	$0.01	$0.02	$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.00)(w)	$—	$(0.01)	$(0.02)	$(0.01)
From net realized gain	—	(0.00)(w)	—	—	—	—
Total distributions declared to shareholders	$(0.02)	$(0.00)(w)	$—	$(0.01)	$(0.02)	$(0.01)
Contribution from adviser	$—	$—	$—	$—	$—	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	1.55(n)	0.27	0.00	0.61	1.70	0.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56(a)	0.59	0.55	0.60	0.62	0.63
Expenses after expense reductions (f)	0.45(a)	0.23	0.06	0.36	0.61	0.62
Net investment income (loss)	3.10(a)	0.31	0.00	0.45	1.69	0.81
Net assets at end of period (000 omitted)	$436,748	$464,355	$344,209	$518,651	$303,799	$264,370

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
8

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS U.S. Government Money Market Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments held by the fund are generally valued at amortized cost, which approximates market value.
9

Notes to Financial Statements (unaudited) - continued
Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$437,461,796	$—	$437,461,796
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At February 28, 2023, the fund had investments in repurchase agreements with a gross value of $74,957,000 in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
10

Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund’s custody fee may be reduced by credits earned under a previous arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credits that were used to reduce the fund's custody fee for the six months ended February 28, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31,2022, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/22
Ordinary income (including any short-term capital gains)	$1,285,595
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/23
Cost of investments	$437,461,796
As of 8/31/22
Capital loss carryforwards	(5,979)
Other temporary differences	(2,511)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
11

Notes to Financial Statements (unaudited) - continued
As of August 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(5,979)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this management fee reduction amounted to $31,257, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed 0.45% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2023. For the six months ended February 28, 2023, this reduction amounted to $228,279 which is included in the reduction of total expenses in the Statement of Operations.
Distributor — Certain shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges paid to MFS Distributors, Inc. (MFD) during the six months ended February 28, 2023 were $69,655.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2023, the fee was $107,848, which equated to 0.0460% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $126,382.
12

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2023 was equivalent to an annual effective rate of 0.0169% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $653 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2023. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $869 at February 28, 2023, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
(4) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
	Six months ended 2/28/23	Year ended 8/31/22
Shares sold	168,036,800	379,490,959
Shares issued to shareholders in reinvestment of distributions	7,236,470	1,279,610
Shares reacquired	(202,880,346)	(260,577,410)
Net change	(27,607,076)	120,193,159
Effective at the close of business on May 29, 2020, the fund was closed to all purchases subject to certain exceptions.
(5) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to
13

Notes to Financial Statements (unaudited) - continued
the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2023, the fund’s commitment fee and interest expense were $1,148 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(6) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
14

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Portfolio Holdings Information
The fund files monthly portfolio information with the SEC on Form N-MFP. The fund’s Form N-MFP reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can also access the fund’s portfolio holdings as of each month end and the fund’s Form N-MFP reports at  mfs.com/openendfunds after choosing “Click here for access to Money Market fund reports”.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
15

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: April 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: April 14, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: April 14, 2023

* Print name and title of each signing officer under his or her signature.